                    STATE STREET EQUITY 500 INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2001

                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)
[LINE CHART]

                                                                EQUITY 500 INDEX PORTFOLIO*            S&P 500 INDEX** (B)
                                                                ---------------------------            -------------------
3/1/00                                                                    10000.00                           10000.00
6/30/00                                                                   10683.00                           10686.00
9/30/00                                                                   10583.00                           10583.00
12/31/00                                                                   9759.00                            9755.00
3/31/01                                                                    8593.00                            8599.00
6/30/01                                                                    9090.00                            9102.00

                           INVESTMENT PERFORMANCE (a)
                       For the Period Ended June 30, 2001

                                     Total Return     Total Return       Total Return
                                   Six Months Ended     One Year      Average Annualized
                                    June 30, 2001     June 30, 2001   Since March 1, 2000
  State Street Equity 500 Index
    Portfolio                                -6.83%         -14.91%                -6.90%
  S&P 500 Index (b)                          -6.69%         -14.81%                -6.81%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.
(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
COMMON STOCKS - 97.1%
AEROSPACE - 1.2%
Boeing Co.                      230,736       $   12,829
General Dynamics Corp.           52,899            4,116
Lockheed Martin Corp.           114,298            4,235
Northrop Grumman Corp.           22,604            1,811
Raytheon Co. (a)                 90,491            2,402
United Technologies Corp.       124,532            9,123
                                              ----------
                                                  34,516
                                              ----------
BASIC INDUSTRIES - 3.0%
Air Products & Chemicals,
  Inc.                           60,844            2,784
Alcan Aluminum, Ltd.             84,346            3,544
Alcoa, Inc.                     228,284            8,994
Allegheny Technologies,
  Inc.                           19,943              361
B.F. Goodrich Co.                27,310            1,037
Barrick Gold Corp.              105,068            1,592
Bemis Co., Inc.                  13,416              539
Boise Cascade Corp.              16,019              563
Dow Chemical Co.                237,873            7,909
du Pont (E.I.) de Nemours
  & Co.                         275,764           13,303
Eastman Chemical Co.             20,412              972
Engelhard Corp.                  34,309              885
FMC Corp. (a)                     8,503              583
Freeport-McMoRan Copper &
  Gold, Inc. Class B (a)         38,086              421
Great Lakes Chemical Corp.       12,250              378
Hercules, Inc.                   28,630              323
Homestake Mining Co.             69,677              540
Illinois Tool Works, Inc.        80,199            5,077
Inco, Ltd. (a)                   48,253              833
International Paper Co.         127,761            4,561
Kimberly-Clark Corp.            140,801            7,871
Mead Corp.                       26,266              713
Minnesota Mining &
  Manufacturing Co.             104,707           11,947
Newmont Mining Corp.             51,047              950
Nucor Corp.                      20,023              979
Phelps Dodge Corp.               20,848              865

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Placer Dome, Inc.                86,667       $      849
Potlatch Corp.                    7,512              258
PPG Industries, Inc.             45,186            2,375
Praxair, Inc.                    42,078            1,978
Rohm & Haas Co.                  58,223            1,916
Sealed Air Corp. (a)             23,073              859
Sigma Aldrich Corp.              20,052              774
Temple-Inland, Inc.              13,682              729
USX-U.S. Steel Group             23,957              483
Westvaco Corp.                   26,741              650
Willamette Industries,
  Inc.                           28,178            1,395
Worthington Industries,
  Inc.                           22,696              309
                                              ----------
                                                  91,099
                                              ----------
CAPITAL GOODS - 6.4%
Allied Waste Industries,
  Inc. (a)                       52,376              978
Ball Corp.                        7,290              347
Boston Scientific Corp.
  (a)                           107,544            1,828
Caterpillar, Inc.                91,271            4,568
Cooper Industries, Inc.          24,763              980
Crane Co.                        15,274              474
Cummins Engine Co., Inc.         10,244              397
Deere & Co.                      62,048            2,349
Dover Corp.                      53,883            2,029
Emerson Electric Co.            113,884            6,890
General Electric Co.          2,627,215          128,077
Grainger W.W., Inc.              25,739            1,059
HCA-Healthcare Corp.            142,159            6,424
Ingersoll-Rand Co.               42,558            1,753
ITT Industries, Inc.             23,287            1,031
Johnson Controls, Inc.           22,935            1,662
Millipore Corp.                  11,893              737
National Service
  Industries, Inc.               10,852              245
Pall Corp.                       33,929              798
Parker-Hannifin Corp.            30,909            1,312
Timken Co.                       15,097              256
TRW, Inc.                        33,033            1,354
Tyco International, Ltd.        512,261           27,918
                                              ----------
                                                 193,466
                                              ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
CONSUMER BASICS - 18.6%
Abbott Laboratories             409,680       $   19,669
Aetna, Inc. (a)                  37,648              974
Albertson's, Inc.               107,106            3,212
Allergan, Inc.                   34,898            2,984
American Home Products
  Corp.                         347,675           20,318
Amgen, Inc. (a)                 275,904           16,585
Archer-Daniels-Midland Co.      168,217            2,187
Bard (C.R.), Inc.                13,422              764
Bausch & Lomb, Inc.              13,450              487
Baxter International, Inc.      156,162            7,652
Becton, Dickinson & Co.          68,096            2,437
Biogen, Inc. (a)                 39,297            2,134
Biomet, Inc.                     47,365            2,276
Black & Decker Corp.             20,599              813
Bristol-Myers Squibb Co.        514,071           26,886
Campbell Soup Co.               107,981            2,781
Cardinal Health, Inc.           117,871            8,133
Chiron Corp. (a)                 50,844            2,593
Clorox Co.                       62,918            2,130
Coca Cola Co.                   657,859           29,604
Coca Cola Enterprises,
  Inc.                          109,518            1,791
Colgate-Palmolive Co.           148,349            8,751
ConAgra, Inc.                   142,474            2,822
Corning, Inc.                   244,115            4,079
Costco Wholesale Corp. (a)      118,961            4,883
CVS Corp.                       104,028            4,016
Forest Laboratories, Inc.
  (a)                            46,729            3,318
General Mills, Inc.              75,409            3,301
Gillette Co.                    279,603            8,106
H.J. Heinz Co.                   92,254            3,772
HEALTHSOUTH Corp. (a)           102,550            1,638
Hershey Foods Corp.              36,143            2,230
Humana, Inc. (a)                 45,722              450
Johnson & Johnson               800,539           40,027
Kellogg Co.                     107,622            3,121
King Pharmaceuticals, Inc.
  (a)                            44,816            2,409
Kroger Co. (a)                  214,383            5,360

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Lilly (Eli) & Co.               297,226       $   21,995
Manor Care, Inc. (a)             26,240              833
McKesson HBOC, Inc.              75,616            2,807
MedImmune, Inc. (a)              56,387            2,660
Medtronic, Inc.                 319,640           14,707
Merck & Co., Inc.               606,482           38,760
Pactiv Corp. (a)                 40,249              539
Pepsi Bottling Group, Inc.       38,400            1,540
PepsiCo, Inc.                   385,550           17,041
Pfizer, Inc.                  1,669,688           66,871
Pharmacia & Upjohn, Inc.        344,433           15,827
Philip Morris Cos., Inc.        581,775           29,525
Procter & Gamble Co.            342,511           21,852
Quaker Oats Co.                  34,903            3,185
Ralston-Purina Group             82,152            2,466
Safeway, Inc. (a)               133,016            6,385
Sara Lee Corp.                  209,480            3,968
Schering-Plough Corp.           386,915           14,022
Snap-On Tools Corp.              14,590              353
St. Jude Medical, Inc. (a)       22,819            1,369
Stanley Works                    22,813              955
Stryker Corp.                    51,905            2,847
SYSCO Corp.                     177,890            4,830
Tenet Healthcare Corp.           85,190            4,395
Tupperware Corp.                 15,202              356
Unilever NV ADR                 151,710            9,037
UnitedHealth Group, Inc.         83,854            5,178
UST Corp.                        43,245            1,248
Watson Pharmaceuticals,
  Inc. (a)                       27,288            1,682
Wellpoint Health Networks,
  Inc. (a)                       16,589            1,563
Winn-Dixie Stores, Inc.          37,255              973
Wrigley Wm., Jr. Co.             59,917            2,807
                                              ----------
                                                 557,269
                                              ----------
CONSUMER DURABLES - 1.6%
AutoZone, Inc. (a)               30,250            1,134
Avery Dennison Corp.             29,305            1,496
Best Buy Co. (a)                 55,144            3,503
Cooper Tire & Rubber Co.         19,238              273

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
CONSUMER DURABLES -- (CONTINUED)
Dana Corp.                       39,310       $      917
Danaher Corp.                    37,618            2,107
Delphi Automotive Systems
  Corp.                         148,595            2,367
Eaton Corp.                      18,393            1,289
Ford Motor Co.                  483,934           11,881
General Motors Corp.            145,564            9,367
Genuine Parts Co.                45,290            1,427
Goodyear Tire & Rubber Co.       42,183            1,181
Harley-Davidson, Inc.            80,402            3,785
Leggett & Platt, Inc.            52,054            1,147
Maytag Corp.                     20,341              595
PACCAR, Inc.                     20,303            1,039
Pitney Bowes, Inc.               65,234            2,748
Visteon Corp.                    34,714              638
Whirlpool Corp.                  17,667            1,104
                                              ----------
                                                  47,998
                                              ----------
CONSUMER NON-DURABLES - 6.2%
Adolph Coors Co. Class B          9,671              485
Alberto Culver Co. Class B       15,000              631
Anheuser-Busch Cos., Inc.       237,352            9,779
Avon Products, Inc.              62,681            2,901
Bed Bath & Beyond, Inc.
  (a)                            75,807            2,274
Big Lots, Inc. (a)               30,159              413
Brown-Forman Distillers,
  Inc. Class B                   18,183            1,163
Brunswick Corp.                  21,841              525
Circuit City Stores, Inc.        54,654              984
Dillard's, Inc. Class A          23,374              357
Dollar General Corp.             87,414            1,705
Eastman Kodak Co.                76,755            3,583
Federated Department
  Stores, Inc. (a)               52,722            2,241
Fortune Brands, Inc.             41,069            1,575
Gap, Inc.                       225,542            6,541
Hasbro, Inc.                     47,957              693
Home Depot, Inc.                617,173           28,729
International Flavors &
  Fragrances, Inc.               25,911              651
JC Penney & Co., Inc.            69,648            1,836

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Kmart Corp. (a)                 129,026       $    1,480
Kohl's Corp. (a)                 88,004            5,520
Limited, Inc.                   113,496            1,875
Liz Claiborne, Inc.              13,503              681
Lowe's Cos., Inc.               101,641            7,374
Mattel, Inc.                    113,317            2,144
May Department Stores Co.        79,010            2,707
Newell Rubbermaid, Inc.          71,113            1,785
NIKE, Inc. Class B               71,717            3,011
Nordstrom, Inc.                  35,544              659
Office Depot, Inc. (a)           82,803              859
Radioshack Corp.                 49,313            1,504
Reebok International, Ltd.
  (a)                            14,745              471
Sears Roebuck & Co.              86,881            3,676
Staples, Inc. (a)               120,196            1,922
Starbucks Corp. (a)             100,566            2,232
SuperValu, Inc.                  33,383              586
Target Corp.                    237,809            8,228
Tiffany & Co.                    38,724            1,403
TJX Cos., Inc.                   73,973            2,357
Toys "R" Us, Inc. (a)            52,360            1,296
V.F. Corp.                       30,526            1,110
Wal-Mart Stores, Inc.         1,182,473           57,705
Walgreen Co.                    269,184            9,193
                                              ----------
                                                 186,844
                                              ----------
CONSUMER SERVICES - 1.7%
AMR Corp.                        40,163            1,451
Carnival Corp.                  155,156            4,763
Convergys Corp. (a)              45,750            1,384
Darden Restaurants, Inc.         31,848              889
Delta Air Lines, Inc.            32,677            1,440
Harrah's Entertainment,
  Inc. (a)                       30,943            1,092
Hilton Hotels Corp.              97,804            1,135
Marriot International,
  Inc. Class A                   63,380            3,000
McDonald's Corp.                342,064            9,256
Sabre Holdings Corp. Class
  A                              34,968            1,748
Sapient Corp. (a)                33,034              323

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
CONSUMER SERVICES -- (CONTINUED)
Southwest Airlines Co.          201,435       $    3,725
Starwood Hotels & Resorts
  Worldwide, Inc. Class B        51,216            1,909
Tricon Global Restaurants,
  Inc.                           38,837            1,705
USAirways Group, Inc. (a)        17,812              433
Walt Disney Co.                 552,757           15,969
Wendy's International,
  Inc.                           30,126              770
                                              ----------
                                                  50,992
                                              ----------
ELECTRICAL EQUIPMENT -0.6%
American Power Conversion
  Corp. (a)                      53,918              839
Molex, Inc.                      51,696            1,888
Power-One, Inc. (a)              19,671              325
Tektronix, Inc.                  23,737              645
Texas Instruments, Inc.         459,155           14,463
Thomas & Betts Corp.             15,352              339
                                              ----------
                                                  18,499
                                              ----------
ELECTRONICS - 2.0%
Agilent Technologies, Inc.
  (a)                           121,171            3,938
Altera Corp. (a)                102,258            2,945
Analog Devices, Inc. (a)         95,522            4,131
Applied Micro Circuits
  Corp. (a)                      79,252            1,363
Broadcom Corp. (a)               64,814            2,735
Conexant Systems, Inc. (a)       64,545              574
JDS Uniphase Corp. (a)          346,705            4,348
KLA Tencor Corp. (a)             48,997            2,857
Lexmark International
  Group, Inc. Class A (a)        33,879            2,278
Linear Technology Corp.          84,035            3,716
Maxim Integrated Products,
  Inc. (a)                       85,802            3,793
Novellus Systems, Inc. (a)       37,347            2,121
QLogic Corp. (a)                 24,454            1,587
QUALCOMM, Inc. (a)              200,251           11,711
Sanmina Corp. (a)                81,236            1,902
Solectron Corp. (a)             171,363            3,136

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Teradyne, Inc. (a)               46,275       $    1,532
Vitesse Semiconductor
  Corp. (a)                      48,518            1,021
Xilinx, Inc. (a)                 87,615            3,556
                                              ----------
                                                  59,244
                                              ----------
ENERGY - 7.1%
Amerada Hess Corp.               23,558            1,903
Anadarko Petroleum Corp.         65,991            3,565
Apache Corp.                     32,814            1,665
Ashland, Inc.                    19,268              773
Baker Hughes, Inc.               88,120            2,952
Burlington Resources, Inc.       55,954            2,235
Calpine Corp. (a)                79,154            2,992
Chevron Corp.                   169,659           15,354
Conoco, Inc. Class B            165,455            4,782
Constellation Energy Group       43,161            1,839
Devon Energy Corp.               34,115            1,791
El Paso Corp.                   134,678            7,076
EOG Resources, Inc.              30,501            1,084
Exxon Mobil Corp.               912,453           79,703
Halliburton Co.                 113,459            4,039
Kerr-McGee Corp.                 24,719            1,638
Kinder Morgan, Inc.              30,363            1,526
McDermott International,
  Inc.                           16,085              187
Mirant Corp. (a)                 89,862            3,091
Nabors Industries, Inc.
  (a)                            38,968            1,450
Noble Drilling Corp. (a)         35,603            1,166
Occidental Petroleum Corp.       98,014            2,606
ONEOK, Inc.                      15,514              306
Phillips Petroleum Co.           67,789            3,864
Progress Energy, Inc.            54,539            2,450
Rowan Cos., Inc. (a)             24,051              532
Royal Dutch Petroleum Co.
  ADR                           567,122           33,046
Schlumberger, Ltd.              152,019            8,004
Sempra Energy                    54,253            1,483
Sunoco, Inc.                     22,319              818
Texaco, Inc.                    145,747            9,707
Tosco Corp.                      38,382            1,691
Transocean Sedco Forex,
  Inc.                           84,126            3,470

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
ENERGY -- (CONTINUED)
Unocal Corp.                     64,512       $    2,203
USX-Marathon Group               82,405            2,432
                                              ----------
                                                 213,423
                                              ----------
FINANCE - 17.9%
AFLAC, Inc.                     139,039            4,378
Allstate Corp.                  191,611            8,429
Ambac Financial Group,
  Inc.                           28,001            1,630
American Express Co.            349,958           13,578
American General Corp.          131,972            6,130
American International
  Group, Inc.                   616,525           53,021
AmSouth Bancorp                  99,646            1,842
AON Corp.                        67,974            2,379
Bank of America Corp.           423,998           25,453
Bank of New York Co., Inc.      194,586            9,340
Bank One Corp.                  309,060           11,064
BB&T Corp.                      106,615            3,913
Bear Stearns Cos., Inc.          28,371            1,673
Capital One Financial
  Corp.                          55,124            3,307
Charter One Financial,
  Inc.                           55,193            1,761
Chubb Corp.                      46,390            3,592
CIGNA Corp.                      39,588            3,793
Cincinnati Financial Corp.       42,673            1,687
Citigroup, Inc.               1,329,955           70,275
Comerica, Inc.                   46,735            2,692
Concord EFS, Inc. (a)            57,319            2,981
Conseco, Inc.                    86,312            1,178
Countrywide Credit
  Industries, Inc.               30,863            1,416
Equifax, Inc.                    37,629            1,380
Fannie Mae                      264,567           22,528
Federal Home Loan Mortgage
  Corp.                         183,190           12,823
Fifth Third Bancorp             151,933            9,124
First Union Corp.               260,008            9,085
Fiserv, Inc. (a)                 32,969            2,109
FleetBoston Financial
  Corp.                         286,431           11,300
Franklin Resources, Inc.         69,627            3,187
Golden West Financial
  Corp.                          42,026            2,700

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Hartford Financial
  Services Group, Inc.           62,739       $    4,291
Household International
  Corp.                         122,668            8,182
Huntington Bancshares,
  Inc.                           66,582            1,079
J.P. Morgan Chase & Co.         525,039           23,417
Jefferson-Pilot Corp.            41,015            1,982
John Hancock Financial
  Services, Inc.                 81,100            3,265
KeyCorp                         112,188            2,922
Lehman Brothers Holdings,
  Inc.                           65,171            5,067
Lincoln National Corp.           49,653            2,570
Loews Corp.                      52,132            3,359
Marsh & McLennan Cos.,
  Inc.                           73,019            7,375
MBIA, Inc.                       39,182            2,182
MBNA Corp.                      226,132            7,451
Mellon Financial Corp.          126,255            5,808
Merrill Lynch & Co., Inc.       221,945           13,150
MetLife, Inc.                   198,306            6,143
MGIC Investment Corp.            28,323            2,057
Moody's Corp.                    41,658            1,396
Morgan Stanley Dean Witter
  & Co.                         294,350           18,906
National City Corp.             158,876            4,890
Northern Trust Corp.             58,889            3,681
Paychex, Inc.                    98,717            3,948
PNC Bank Corp.                   76,844            5,056
Progressive Corp.                19,466            2,632
Providian Financial Corp.        75,873            4,492
Regions Financial Corp.          60,167            1,925
SAFECO Corp.                     33,867              961
Schwab (Charles) Corp.          367,274            5,619
SouthTrust Corp.                 88,982            2,314
St. Paul Cos., Inc.              56,686            2,873
State Street Corp.               85,870            4,250
Stilwell Financial, Inc.         58,939            1,978
SunTrust Banks, Inc.             77,187            5,000
Synovus Financial Corp.          76,294            2,394
T. Rowe Price Group, Inc.        33,161            1,257

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
FINANCE -- (CONTINUED)
Torchmark Corp.                  33,508       $    1,347
U.S. Bancorp                    504,014           11,486
Union Planters Corp.             36,459            1,590
UnumProvident Corp.              63,919            2,053
USA Education, Inc.              43,589            3,182
Wachovia Corp.                   55,606            3,956
Washington Mutual, Inc.         231,663            8,699
Wells Fargo Co.                 453,908           21,075
Zions Bancorp                    24,300            1,434
                                              ----------
                                                 538,442
                                              ----------
GENERAL BUSINESS - 2.8%
American Greetings Corp.
  Class A                        16,856              185
Automatic Data Processing,
  Inc.                          165,120            8,206
Cendant Corp.                   225,310            4,393
Cintas Corp.                     44,360            2,052
Clear Channel
  Communications, Inc. (a)      155,405            9,744
Comcast Corp. Special
  Class A (a)                   249,916           10,796
Computer Sciences Corp.
  (a)                            44,742            1,548
Deluxe Corp.                     18,444              533
Dow Jones & Co., Inc.            23,210            1,386
Ecolab, Inc.                     33,751            1,383
First Data Corp.                103,659            6,660
Fluor Corp.                      20,296              916
Gannett Co., Inc.                69,980            4,612
H&R Block, Inc.                  24,644            1,591
Harcourt General, Inc.           20,949            1,219
IMS Health, Inc.                 77,637            2,213
Interpublic Group Cos.,
  Inc.                           81,639            2,396
KB HOME                          11,763              355
Knight-Ridder, Inc.              18,881            1,120
McGraw-Hill, Inc.                51,849            3,430
Meredith Corp.                   12,640              453
New York Times Co. Class A       43,016            1,807
Omnicom Group, Inc.              48,959            4,210

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Quintiles Transnational
  Corp. (a)                      32,102       $      817
R.R. Donnelley & Sons Co.        31,013              921
Robert Half International,
  Inc. (a)                       47,135            1,173
TMP Worldwide, Inc. (a)          28,300            1,698
Tribune Co.                      78,947            3,159
Waste Management, Inc.          164,992            5,085
                                              ----------
                                                  84,061
                                              ----------
SHELTER - 0.4%
Centex Corp.                     15,202              620
Georgia-Pacific Group            59,955            2,030
Louisiana Pacific Corp.          30,291              355
Masco Corp.                     117,836            2,941
Pulte Corp.                      10,034              428
Sherwin-Williams Co.             42,251              938
Vulcan Materials Co.             26,817            1,441
Weyerhaeuser Co.                 56,873            3,126
                                              ----------
                                                  11,879
                                              ----------
TECHNOLOGY - 14.8%
Adobe Systems, Inc.              63,913            3,028
Advanced Micro Devices,
  Inc. (a)                       90,598            2,616
Apple Computer, Inc. (a)         91,892            2,137
Applera Corp. - Applied
  Biosystems Group               55,973            1,497
Applied Materials, Inc.
  (a)                           215,051           10,645
Autodesk, Inc.                   14,222              530
BMC Software, Inc. (a)           63,652            1,435
BroadVision, Inc. (a)            70,152              347
Cabletron Systems, Inc.
  (a)                            48,982            1,119
Cisco Systems, Inc. (a)       1,935,781           35,193
Citrix Systems, Inc. (a)         49,922            1,742
COMPAQ Computer Corp.           448,329            6,945
Computer Associates
  International, Inc.           152,921            5,505
Compuware Corp. (a)              97,662            1,366
Dell Computer Corp. (a)         687,983           17,991
Electronic Data Systems
  Corp.                         124,172            7,761

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
TECHNOLOGY -- (CONTINUED)
EMC Corp.                       584,304       $   16,974
Gateway, Inc. (a)                86,047            1,415
Guidant Corp. (a)                81,654            2,940
Hewlett-Packard Co.             513,846           14,696
Honeywell International,
  Inc.                          213,235            7,461
Intel Corp.                   1,778,705           51,938
International Business
  Machines Corp.                459,522           51,926
Intuit, Inc. (a)                 54,968            2,198
Jabil Circuit, Inc. (a)          49,508            1,528
LSI Logic Corp. (a)              95,124            1,788
Mercury Interactive Corp.
  (a)                            21,375            1,271
Micron Technology, Inc.
  (a)                           157,507            6,474
Microsoft Corp. (a)           1,422,843          103,868
National Semiconductor
  Corp. (a)                      46,214            1,346
NCR Corp. (a)                    25,427            1,195
Network Appliance, Inc.
  (a)                            85,148            1,166
Novell, Inc. (a)                 80,773              460
Oracle Systems Corp. (a)      1,484,690           28,209
Palm, Inc. (a)                  146,338              888
Parametric Technology
  Corp. (a)                      70,574              978
PeopleSoft, Inc. (a)             76,774            3,763
PerkinElmer, Inc.                27,024              744
Rockwell International
  Corp.                          48,357            1,843
Scientific-Atlanta, Inc.         42,799            1,738
Siebel Systems, Inc. (a)        119,892            5,634
Sun Microsystems, Inc. (a)      861,388           13,524
Symbol Technologies, Inc.        58,520            1,299
Tellabs, Inc. (a)               108,221            2,098
Textron, Inc.                    37,805            2,081
Thermo Electron Corp. (a)        47,737            1,051
Unisys Corp. (a)                 83,704            1,231
VERITAS Software Corp. (a)      105,126            6,990
Xerox Corp.                     174,120            1,666
Yahoo!, Inc. (a)                148,242            2,962
                                              ----------
                                                 445,200
                                              ----------

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
TELECOMMUNICATIONS - 8.8%
ADC Telecommunications,
  Inc. (a)                      206,281       $    1,351
Andrew Corp. (a)                 21,828              402
AOL Time Warner, Inc. (a)     1,171,835           62,107
AT&T Corp.                      912,613           20,078
Avaya, Inc. (a)                  73,969            1,013
BellSouth Corp.                 495,711           19,962
CenturyTel, Inc.                 37,324            1,131
Citizens Communications
  Co. (a)                        68,622              826
Comverse Technology, Inc.
  (a)                            43,719            2,497
Global Crossing, Ltd. (a)       233,062            2,014
Lucent Technologies, Inc.       903,428            5,601
Motorola, Inc.                  579,834            9,602
Nextel Communications,
  Inc. Class A (a)              202,221            3,543
Nortel Networks Corp.           842,730            7,661
Qwest Communications
  International, Inc.           439,391           14,003
SBC Communications, Inc.        890,746           35,683
Univision Communications,
  Inc. Class A (a)               54,699            2,340
Verizon Communications          715,364           38,272
Viacom, Inc. Class B (a)        470,846           24,366
WorldCom, Inc.                  763,865           10,809
WorldCom, Inc.-MCI Group
  (a)                               100                2
                                              ----------
                                                 263,263
                                              ----------
TRANSPORTATION - 0.5%
Burlington Northern, Inc.       104,217            3,144
CSX Corp.                        56,551            2,049
FedEx Corp. (a)                  78,671            3,163
Navistar International
  Corp. (a)                      15,955              449
Norfolk Southern Corp.          102,286            2,117
Ryder Systems, Inc.              17,675              346
Union Pacific Corp.              65,754            3,611
                                              ----------
                                                  14,879
                                              ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
UTILITIES - 3.5%
AES Corp. (a)                   141,015       $    6,071
Allegheny Energy, Inc.           32,891            1,587
Alltel Corp.                     83,058            5,088
Ameren Corp.                     36,414            1,555
American Electric Power
  Co., Inc.                      85,427            3,944
Cinergy Corp.                    42,206            1,475
CMS Energy Corp.                 34,737              967
Consolidated Edison, Inc.        56,311            2,241
Dominion Resources, Inc.         63,523            3,820
DTE Energy Co.                   43,575            2,024
Duke Energy Corp. NPV           203,462            7,937
Dynegy, Inc. Class A             85,769            3,988
Edison International             86,478              964
Enron Corp.                     197,350            9,670
Entergy Corp.                    58,865            2,260
Exelon Corp.                     84,481            5,417
FirstEnergy Corp.                59,884            1,926
FPL Group, Inc.                  46,721            2,813
GPU, Inc.                        32,228            1,133
KeySpan Corp.                    35,778            1,305
Niagara Mohawk Holdings,
  Inc. (a)                       44,398              785
NICOR, Inc.                      11,750              458
NiSource, Inc.                   54,078            1,478
Peoples Energy Corp.              8,596              346
PG&E Corp.                      102,794            1,151
Pinnacle West Capital
  Corp.                          22,456            1,064
PPL Corp.                        38,573            2,122
Public Service Enterprise
  Group, Inc.                    54,969            2,688
Reliant Energy, Inc.             79,240            2,552
Southern Co.                    179,432            4,172

                                                Market
                                                Value
                               Shares           (000)
                              ---------       ----------
Sprint Corp. (Fon Group)        234,726       $    5,014
Sprint Corp. (PCS Group)
  (a)                           247,447            5,976
TXU Corp.                        67,961            3,275
Williams Cos                    127,914            4,215
Xcel Energy, Inc.                90,417            2,572
                                              ----------
                                                 104,053
                                              ----------
TOTAL COMMON STOCKS
(cost $2,568,209)                              2,915,127
                                              ----------
                                 Par
                               Amount
                              ---------
GOVERNMENT AND AGENCY
  SECURITIES - 0.3%
United States Treasury
  Bill 3.44% due
  09/13/01(b)(c)              $   8,235            8,177
                                              ----------
TOTAL GOVERNMENT AND
AGENCY SECURITIES (cost
$8,177)                                            8,177
                                              ----------
                               Shares
                              ---------
SHORT TERM INVESTMENTS - 4.1%
AIM Short Term Investment
  Prime Portfolio                77,797           77,797
State Street Navigator
  Securities Lending Prime
  Portfolio (d)                  44,214           44,214
Money Market Obligations
  Trust                               4                4
                                              ----------
TOTAL SHORT TERM INVESTMENTS
(cost $122,015)                                  122,015
                                              ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

                                                Market
                                                Value
                                                (000)
                                              ----------
TOTAL INVESTMENTS - 101.5%
(cost $2,698,401)                             $3,045,319
OTHER ASSETS AND
LIABILITIES
NET - (1.5%)                                     (44,494)
                                              ----------
NET ASSETS - 100%                             $3,000,825
                                              ==========

(a) Non-income producing security.
(b) Held as collateral in connection with futures contracts purchased by the Portfolio.
(c) Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.

Abbreviations
ADR - American Depositary Receipt
NPV - No Par Value
NV - Non-voting

SCHEDULE OF FUTURES CONTRACTS

                              Number       Unrealized
                                of        Depreciation
                             Contracts       (000)
                             ---------    ------------
S&P 500 Financial Futures
  Contracts Expiration date
  09/2001                       264         $(2,996)
                                            -------
Total unrealized
  depreciation on open
  futures contracts
  purchased                                 $(2,996)
                                            =======

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)
(Amounts in thousands)

ASSETS
Investments at market (cost $2,698,401)                                             $ 3,045,319
RECEIVABLES:
  Investments sold                                                                          215
  Dividends and interest                                                                  2,405
  Daily variation margin on futures contracts                                               310
                                                                                    -----------
     Total assets                                                                     3,048,249
LIABILITIES
Payables:
  Investments purchased                                         $     3,099
  Upon return of securities loaned                                   44,214
  Management fees (Note 4)                                              111
                                                                -----------
     Total liabilities                                                                   47,424
                                                                                    -----------
NET ASSETS                                                                          $ 3,000,825
                                                                                    ===========
COMPOSITION OF NET ASSETS
Paid-in capital                                                                     $ 2,656,903
Net unrealized appreciation on investments and futures
  contracts                                                                             343,922
                                                                                    -----------
NET ASSETS                                                                          $ 3,000,825
                                                                                    ===========

                       See Notes to Financial Statements.
 18

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $153)                                 $    16,864
  Interest                                                                                1,658
                                                                                    -----------
     Total Investment Income                                                             18,522
EXPENSES
  Management fees (Note 4)                                      $       640
                                                                -----------
     Total Expenses                                                                         640
                                                                                    -----------
NET INVESTMENT INCOME                                                                    17,882
                                                                                    -----------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
  Investments and foreign currency transactions                     (21,808)
  Futures contracts                                                  (3,563)            (25,371)
                                                                -----------
Net change in unrealized depreciation on:
  Investments and foreign currency transactions                    (182,070)
  Futures contracts                                                  (1,262)           (183,332)
                                                                -----------         -----------
Net realized and unrealized loss                                                       (208,703)
                                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $  (190,821)
                                                                                    ===========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               For the Six
                                                                 Months
                                                                  Ended           For the Period
                                                              June 30, 2001           Ended
                                                               (Unaudited)      December 31, 2000*
                                                              -------------    --------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income                                          $   17,882           $   24,343
  Net realized loss                                               (25,371)             (51,513)
  Net change in unrealized depreciation                          (183,332)            (145,536)
                                                               ----------           ----------
     Net decrease in net assets resulting from operations        (190,821)            (172,706)
                                                               ----------           ----------
CAPITAL TRANSACTIONS (NOTE 3)
  Proceeds from contributions                                     480,787            3,861,947
  Fair value of withdrawals                                      (246,412)            (731,970)
                                                               ----------           ----------
     Net increase in net assets from capital transactions         234,375            3,129,977
                                                               ----------           ----------
TOTAL NET INCREASE IN NET ASSETS                                   43,554            2,957,271
NET ASSETS
  Beginning of period                                           2,957,271                   --
                                                               ----------           ----------
  End of period                                                $3,000,825           $2,957,271
                                                               ==========           ==========

---------------
* The Portfolio commenced operations on March 1, 2000.

                       See Notes to Financial Statements.
 20

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

                                                               For the Six
                                                                 Months
                                                                  Ended           For the Period
                                                              June 30, 2001           Ended
                                                               (Unaudited)      December 31, 2000*
                                                              -------------    --------------------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)                      $3,000,825          $2,957,271
  Ratios to average net assets:
     Operating expenses **                                          0.045%              0.045%
     Net investment income **                                        1.26%               1.14%
  Portfolio turnover rate ***                                           5%                 18%
  Total return ***                                                 (6.83%)             (2.41%)

---------------
  * The Portfolio commenced operations on March 1, 2000.
 ** Annualized
*** Not Annualized

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

1. ORGANIZATION
State Street Master Funds (the "Trust") is a registered and diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust is comprised of five investment portfolios. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2001, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2. SIGNIFICANT ACCOUNTING POLICIES
The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each investor's average net assets.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require companies to

THE STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) -- (CONTINUED)

amortize premiums and discounts on fixed income securities. Management of the Portfolio does not anticipate the adoption of the Guide will have a significant effect on the financial statements.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. It is intended that the Portfolio's assets will be managed so that an investor in the Portfolio can satisfy the requirements of sub-chapter M of the Internal Revenue Code.

FUTURES: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

The primary risk associated with securities lending is if the borrower defaults on it obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2001, the value of the securities loaned amounted to $43,319,629. The loans were collateralized with cash of $44,213,583, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio, a related party investment.

THE STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) -- (CONTINUED)

3. SECURITIES TRANSACTIONS
For the period ended June 30, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $221,432,384 and $137,743,977, respectively. The aggregate gross unrealized appreciation and depreciation were $615,705,765 and $268,788,343, respectively, as of June 30, 2001.

4. RELATED PARTY FEES AND TRANSACTIONS
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA") under which SSgA, as the investment adviser, directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for these services and for the assumption of ordinary operating expenses of the Portfolio, SSgA receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

                  STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO



                               SEMI-ANNUAL REPORT



                                  JUNE 30, 2001



                                   (UNAUDITED)

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO



GROWTH OF A $10,000 INVESTMENT (a)


                                  [LINE CHART]


             MSCI(R) EAFE(R) Index Portfolio **     MSCI(R) EAFE(R) Index *(b)
11/13/00                                  10,000                    10,000
11/30/00                                   9,750                     9,770
12/31/00                                  10,080                    10,122
 3/31/01                                   8,692                     8,700
 6/30/01                                   8,580                     8,583



                           INVESTMENT PERFORMANCE (a)
                       For the Period Ended June 30, 2001

                                             Total Return   Total Return
                                         Six Months Ended   Cumulative
                                               06/30/2001   Since 11/13/2000
     State Street MSCI(R) EAFE(R)
      Index Portfolio                             -14.88%        -14.20%
     MSCI(R) EAFE(R) Index (b)                    -14.87%        -14.17%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.

(b) The MSCI(R) EAFE(R) Index is an arithmetic, market-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the countries determined by MSCI(R) to be "developed." The MSCI(R) EAFE(R) Index is exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the State Street Master Funds. Figures for the MSCI(R) EAFE(R) Index, an unmanaged index of common stock prices, include reinvestment of dividends.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

                                                                         Market
   Shares                                                                Value
   ------                                                                -----
  COMMON STOCKS -- 92.0%
  AUSTRALIA -- 2.3%

    3,771       Amcor, Ltd.                                            $  12,684
    3,000       AMP Diversified Property Trust                             3,710
    6,469       AMP, Ltd.                                                 72,290
    2,800       Aristocrat Leisure, Ltd.                                  10,030
    2,141       Australia Gas Light Co., Ltd.                              9,225
   21,553       BHP, Ltd.                                                115,253
    3,800       Boral, Ltd.                                                5,555
    1,353       Brambles Industies, Ltd.                                  32,999
    6,739       Coca-Cola Amatil, Ltd.                                    16,436
      300       Cochlear, Ltd.                                             5,945
    6,992       Coles Myer, Ltd.                                          22,453
    7,400       Commonwealth Bank of Australia                           128,405
    3,200       Computershare, Ltd.                                       10,000
      876       CSL, Ltd.                                                 21,232
    6,230       CSR, Ltd.                                                 22,475
    3,850       David Jones, Ltd.                                          2,191
    4,800       ERG, Ltd. (a)                                              3,512
    1,037       FH Faulding & Co., Ltd.                                    6,768
   11,185       Foster's Brewing Group, Ltd.                              31,144
    4,079       Futuris Corp., Ltd.                                        5,555
    8,400       Gandel Retail Trust                                        4,746
   10,278       General Property Trust                                    14,518
    8,372       Goodman Fielder, Ltd.                                      4,994
    1,259       Howard Smith, Ltd.                                         8,680
    1,534       Iluka Resources, Ltd.                                      3,843
    2,746       James Hardie Industries, Ltd.                              7,398
    1,682       Leighton Holdings, Ltd.                                    7,136
    2,509       Lend Lease Corp.                                          15,999
   11,490       M.I.M Holdings, Ltd.                                       7,006
    2,721       Mayne Nickless, Ltd.                                       8,918
    4,100       Mirvac Group                                               7,750
    8,884       National Australia Bank, Ltd.                            158,227
    1,742       Newcrest Mining, Ltd.                                      3,973
   11,989       News Corp., Ltd. (The)                                   109,767
   10,336       Normandy Mining, Ltd.                                      6,512
    4,400       OneSteel, Ltd.                                             2,057
    1,615       Orica, Ltd.                                                3,655
    6,176       Pacific Dunlop, Ltd.                                       2,636
    1,700       PaperlinX, Ltd.                                            3,507
    2,775       QBE Insurance Group, Ltd.                                 16,652
    1,821       Rio Tinto, Ltd.                                           31,589
    3,569       Santos, Ltd.                                              11,769
      811       Sons of Gwalia, Ltd.                                       3,738
    3,672       Southcorp, Ltd.                                           14,195
    4,187       Stockland Trust Group                                      8,559
    1,884       Suncorp-Metway, Ltd.                                      14,363
    2,373       TABCORP Holdings, Ltd.                                    11,455
   45,215       Telstra Corp., Ltd.                                      123,601
    3,400       Transurban Group (a)                                       7,774
    1,653       Wesfarmers, Ltd.                                          22,770
   10,053       Westfield Trust NPV                                    $  17,153
      449       Westfield Trust - New (a)                                    734
   10,282       Westpac Banking Corp., Ltd.                               75,534
    6,490       WMC, Ltd.                                                 31,591
    6,333       Woolworths, Ltd.                                          35,397
                                                                       ---------
                                                                       1,346,058
                                                                       ---------
AUSTRIA -- 0.3%

      201       Austria Tabakwerke AG                                     14,038
      311       Austrian Airlines/Osterreichische
                Luftverkehrs AG                                            3,001
       79       BBAG Oesterreichische
                Brau-Beteiligungs AG                                       2,889
      101       Bohler-Uddeholm AG                                         3,762
      151       BWT AG                                                     4,282
      279       Erste Bank der oesterreichischen
                Sparkassen AG                                             13,898
      195       Flughafen Wien AG                                          6,314
       71       Generali Holding Vienna AG                                 9,136
       34       Lenzing AG                                                 2,375
      110       Mayr-Melnhof Karton AG                                     4,869
      286       Oesterreichische
                Elektrizitaetswirtschafts-AG                              23,728
      247       OMV AG                                                    20,701
      182       RHI AG                                                     3,544
    1,855       Telekom Austria AG (a)                                    11,385
      137       VA Technologie AG                                          4,413
      636       Wienerberger Baustoffindustrie AG                         10,768
                                                                       ---------
                                                                         139,103
                                                                       ---------

BELGIUM -- 0.9%
    1,066       Agfa Gevaert NV                                           15,342
      116       Barco NV                                                   5,210
      210       Bekaert SA                                                 7,463
      344       Colruyt NV                                                11,620
       76       Compagnie Maritime Belge SA                                4,700
      396       Delhaize Le Lion SA                                       23,417
      399       Electrabel SA                                             78,770
    5,591       Fortis                                                   134,895
       66       Glaverbel SA                                               4,981
      895       Groupe Bruxelles Lambert SA                               50,158
    1,339       Interbrew brews beer                                      35,820
    2,183       KBC Banassurance Holding NV                               77,618
       52       S.A. D'Ieteren NV                                          8,166
      617       Solvay SA                                                 30,556
    1,067       UCB SA                                                    37,080
      239       Union Miniere SA                                           9,489
                                                                       ---------
                                                                         535,285
                                                                       ---------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                         Market
   Shares                                                                Value
   ------                                                                -----
DENMARK -- 1.0%
        6      A/S Dampskibsselskabet
               Svendborg, Series B                                     $  53,902
      200      A/S Det Ostasiatiske Kompagni (a)                           4,617
      125      Bang & Olufsen Holding A/S, Series B                        2,886
      350      Carlsberg A/S, Series A                                    12,736
      250      Carlsberg A/S, Series B                                    10,462
        8      D/S 1912, Series B                                         55,494
      550      Danisco A/S                                                20,139
    5,879      Danske Bank                                               105,630
      400      FLS Industries A/S, Series B                                4,276
      160      Group 4 Falck A/S                                          18,286
      322      ISS A/S (a)                                                18,858
      252      NavisionDamgaard A/S (a)                                    5,387
      250      NKT Holding A/S                                             3,412
    3,005      Novo Nordisk A/S                                          132,929
      604      Novozymes A/S, Series B                                    12,604
      500      SAS Danmark A/S                                             4,634
    1,700      Tele Danmark A/S                                           61,282
      350      Topdanmark A/S (a)                                          9,254
      811      Vestas Wind Systems AS                                     37,812
      579      William Demant AS (a)                                      16,131
                                                                       ---------
                                                                         590,731
                                                                       ---------

FINLAND -- 1.8%
      200      Amer Group, Ltd.                                            4,571
      200      Finnlines Oyj                                               3,559
    2,432      Fortum Oyj                                                 10,294
      200      Instrumentarium Corp.                                       5,652
    1,000      Kemira Oyj                                                  5,079
      800      Kesko Oyj                                                   5,723
      160      Kone Corp., Series B                                       10,836
    1,300      Metso Oyj                                                  14,417
   35,612      Nokia Oyj                                                 807,059
      274      Orion-Yhtyma Oyj, Series A                                  4,456
      267      Orion-Yhtyma Oyj, Series B                                  4,249
    1,000      Outokumpu Oyj                                               8,085
      550      Oyj Hartwall Abp                                            8,833
      400      Pohjola Group Insurance Corp., Series B                     7,771
    1,600      Raisio Group PLC                                            1,910
    1,000      Rautaruukki Oyj                                             3,420
    2,500      Sampo-Leona Insurance, Series A                            21,270
    5,600      Sonera Oyj                                                 43,663
      250      Stockmann AB, Series A                                      2,127
      250      Stockmann AB, Series B                                      2,142
      448      Stonesoft Oyj (a)                                             967
      720      TietoEnator Oyj                                            16,031
    2,000      UPM-Kymmene Oyj                                            56,534
      300      Uponor Oyj                                                  4,368



      100      Wartsila Oyj, Series A                                  $   1,990
      400      Wartsila Oyj, Series B                                      8,042
                                                                       ---------
                                                                       1,063,048
                                                                       ---------

FRANCE -- 10.1%
    1,392      Accor SA                                                   58,744
      171      Alcatel Optronics, Series O                                 2,077
    8,536      Alcatel SA, Series A                                      178,489
    5,530      Aventis SA                                                441,466
   12,072      Axa                                                       343,894
    3,158      BNP Paribas SA                                            274,831
    2,344      Bouygues SA                                                79,215
      876      Cap Gemini SA                                              63,777
    5,011      Carrefour SA                                              265,134
       65      Casino Guichard Perrach (a)                                   376
      132      Club Mediterranee SA                                        7,280
      146      Coflexip SA                                                21,988
      605      Compagnie de Saint-Gobain                                  82,204
      132      Compagnie Francaise
               d'Etudes et de Construction SA                             16,930
      997      Compagnie Generale des
               Establissements Michelin                                   31,541
      838      Dassault Systemes SA                                       32,293
      210      Eridania Beghin-Say SA                                     17,245
       83      Essilor International SA                                   23,750
      658      Etablissements Economiques
               du Casino Guichard-Perrachon SA                            55,509
    7,219      France Telecom SA                                         344,070
      150      Gecina                                                     12,425
    1,051      Groupe Danone                                             144,227
      133      Imerys                                                     13,173
      644      L'Air Liquide SA                                           92,518
    4,764      L'Oreal SA                                                307,519
      870      Lafarge SA                                                 74,388
      965      Lagardere S.C.A.                                           45,422
    3,452      LMVH (Louis Vuitton Moet
               Hennessy)                                                 173,880
      575      Pechiney SA                                                29,207
      397      Pernod-Ricard SA                                           27,828
      837      Pinault-Printemps-Redoute SA                              121,166
      321      PSA Peugeot Citroen                                        87,149
    1,014      Publicis SA                                                24,551
      281      Sagem SA                                                   13,797
    5,153      Sanofi-Synthelabo SA                                      338,082
    1,095      Schneider Electric SA                                      60,532
      151      SEB SA                                                      7,095
      224      Simco SA                                                   14,488
      447      Societe BIC SA                                             16,272

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2001 (UNAUDITED)



                                                                         Market
   Shares                                                                Value
   ------                                                                -----
   FRANCE --  (CONTINUED)

      311      Societe Eurafrance SA                                   $  18,035
    2,981      Societe Generale                                          176,527
        2      Sodexho Alliance - Rights (a)                                   2
      275      Sodexho Alliance SA (a)                                    12,839
    6,247      STMicroelectronics N.V.                                   216,828
    7,015      Suez SA                                                   225,669
    1,242      Thales SA                                                  44,970
    5,232      Total FinaElf SA                                          732,595
      339      Unibail SA                                                 18,396
    1,801      Usinor SA                                                  18,891
      613      Valeo SA                                                   24,749
      547      Vinci SA                                                   34,846
    7,610      Vivendi Universal SA                                      443,557
       36      Zodiac SA                                                   8,741
                                                                       ---------
                                                                       5,921,177
                                                                       ---------

GERMANY -- 8.3%
      300      Adidas-Salomon AG                                          18,377
    1,800      Allianz AG                                                525,336
    4,600      BASF AG                                                   181,470
    5,400      Bayer AG                                                  211,887
    3,754      Bayer Hypo-und Vereinsbank AG                             185,596
      600      Beiersdorf AG, Series A                                    62,730
      400      Bilfinger & Berger Bau AG                                   7,111
      600      Buderus AG                                                 13,714
      900      Continental AG                                             12,328
      201      D. Logistics AG (a)                                         2,382
    7,400      DaimlerChrysler AG                                        339,854
    4,500      Deutsche Bank AG                                          322,440
    2,800      Deutsche Lufthansa AG                                      44,113
   22,451      Deutsche Telekom AG                                       511,648
      300      Douglas Holding AG                                          8,091
    3,900      Dresdner Bank AG                                          178,122
    5,600      E.On AG                                                   293,643
    1,317      EM.TV & Merchandising AG                                    2,509
      528      Epcos AG                                                   28,746
      600      FAG Kugelfischer Georg Schaefer AG                          3,810
      724      Fresenius Medical Care AG                                  50,811
      539      Gehe AG                                                    20,944
      500      Heidelberg Zement AG                                       21,482
      500      Hochtief AG                                                 8,444
      794      Kamps AG                                                    7,219
      900      KarstadtQuelle AG                                          26,644
      900      Linde AG                                                   38,225
      800      MAN AG NPV                                                 17,135
      400      MAN AG, Preferred                                           6,840
    1,300      Merck KGAA                                                 45,155
    2,400      Metro AG                                                   89,641
    1,300      Muenchener Rueckversicherungs-
               Gesellschaft AG                                           362,296

    1,400      Preussag AG                                             $  42,430
    1,199      ProSieben Sat.1 Media AG                                   17,377
    3,926      RWE AG NPV                                                156,144
      288      RWE AG, Preferred                                           8,899
    2,400      SAP AG                                                    333,025
    1,500      Schering AG                                                78,731
      200      SGL Carbon AG (a)                                           6,976
    6,600      Siemens AG                                                405,082
    3,800      ThyssenKrupp AG                                            49,863
    2,300      Volkswagen AG                                             108,064
    2,209      WCM Beteiligungs-und
               Grundbesitz AG                                             23,656
                                                                       ---------
                                                                       4,878,990
                                                                       ---------

GREECE -- 0.3%
      820      Alpha Bank AE                                              17,244
       60      Aluminum of Greece SA                                       1,726
      380      Attica Enterprises Holding SA                               2,586
      780      Bank of Piraeus                                             8,439
      640      Coca-Cola Hellenic Bottling Co. SA                          7,368
      460      Commercial Bank of Greece                                  16,535
      880      EFG Eurobank Ergasias                                      11,175
      220      EYDAP Athens Water Supply and
               Sewage Co. SA                                               1,389
      100      Folli-Follie                                                1,878
      140      Fourlis SA                                                  1,090
      160      Hellenic Duty Free Shops SA                                 1,902
      620      Hellenic Petroleum SA                                       3,391
      400      Hellenic Technodomiki SA                                    2,228
    1,680      Hellenic Telecommunications
               Organization SA                                            22,045
      380      Intracom SA                                                 5,527
      180      Lambrakis Press SA                                          1,039
      220      M. J. Maillis SA                                            1,352
    1,220      National Bank of Greece SA                                 35,777
    1,180      Panafon Hellenic Telecom SA                                 6,393
      120      Papastratos Cigarettes Co.                                  1,361
      500      Technical Olympic SA                                        1,143
      200      Titan Cement Co.                                            6,535
      580      Viohalco, Hellenic Copper and
               Aluminum Industry SA                                        5,401
                                                                       ---------
                                                                         163,524
                                                                       ---------
HONG KONG -- 1.7%
    3,000      ASM Pacific Technology, Ltd.                                5,404
    9,600      Bank of East Asia, Ltd.                                    22,278
   21,000      Cathay Pacific Airways                                     28,271
   15,600      CLP Holdings, Ltd.                                         65,603
    9,000      Esprit Holdings, Ltd.                                       9,866

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2001 (UNAUDITED)


                                                                         Market
   Shares                                                                Value
   ------                                                                -----
HONG KONG --  (CONTINUED)
    8,000       Giordano International, Ltd.                           $   4,205
    8,000       Hang Lung Development Co., Ltd.                            7,795
   12,100       Hang Seng Bank, Ltd.                                     124,108
    9,000       Henderson Land Development
                Co., Ltd.                                                 39,810
   36,300       Hong Kong & China Gas Co., Ltd.                           45,843
   11,500       Hongkong & Shanghai Hotels, Ltd.                           5,308
    9,000       Hopewell Holdings, Ltd.                                    5,654
   27,000       Hutchison Whampoa, Ltd.                                  272,609
    7,000       Hysan Development Co., Ltd.                                8,930
   23,000       Johnson Electronic Holdings, Ltd.                         31,405
   17,000       Li & Fung, Ltd.                                           27,899
   14,000       New World Development Co., Ltd.                           17,052
   24,000       Oriental Press Group, Ltd.                                 3,539
   92,000       Pacific Century CyberWorks, Ltd.                          26,245
    5,000       QPL International Holdings, Ltd. (a)                       1,939
   14,000       Shangri-La Asia, Ltd.                                     12,385
   24,000       Sino Land Co., Ltd.                                       10,000
   10,000       South China Morning
                Post (Holdings), Ltd.                                      6,603
   15,000       Sun Hung Kai Properties, Ltd.                            135,103
   10,000       Swire Pacific, Ltd.                                       51,797
    3,000       Television Broadcast, Ltd.                                12,616
    3,000       Varitronix International, Ltd.                             1,923
   16,000       Wharf (Holdings), Ltd. (The)                              33,335
                                                                       ---------
                                                                       1,017,525
                                                                       ---------

IRELAND -- 0.7%
    6,341       Allied Irish Banks PLC                                    70,859
    3,715       CRH PLC                                                   62,271
      814       DCC PLC                                                    7,580
   15,933       eircom PLC                                                17,535
    2,378       Elan Corp. PLC (a)                                       146,959
    1,839       Greencore Group PLC                                        3,970
    4,933       Independent News & Media PLC                               9,814
      190       IONA Technologies PLC (a)                                  7,318
    2,073       Irish Life & Permanent PLC                                24,218
    8,142       Jefferson Smurfit Group PLC                               15,026
      567       Jurys Doyle Hotel Group PLC                                4,200
    1,242       Kerry Group PLC                                           14,194
    2,530       Ryanair Holdings PLC (a)                                  26,237
    7,063       Waterford Wedgwood PLC                                     6,458
                                                                       ---------
                                                                         416,639
                                                                       ---------

ITALY -- 4.0%
   11,000       Alitalia SpA (a)                                          13,410
    8,800       Assicurazioni Generali SpA                               264,467
    1,875       Autogrill SpA                                             20,206
    8,303       Autostrade SpA                                            53,913
    9,604       Banca di Roma SpA (a)                                     29,269
   36,000       Banca Intesa SpA                                       $ 127,087
    6,000       Banca Intesa SpA RISP                                     13,714
    1,000       Banca Popolare di Milano Scrl                              3,936
    1,500       Benetton Group SpA (a)                                    20,114
   13,534       Bipop-Carire SpA                                          50,871
    2,000       Bulgari SpA                                               20,944
   51,239       Enel SpA                                                 156,592
   28,250       Eni                                                      344,383
    2,600       Fiat SpA                                                  50,845
      678       Fiat SpA RISP                                              8,082
      898       Fiat SpA , Preferred                                      11,646
    2,889       Gruppo Editoriale L'Espresso SpA                          10,908
    5,000       Impregilo SpA                                              2,743
    1,500       Italcementi SpA                                           11,733
    1,000       Italcementi SpA RISP                                       3,573
    2,569       Italgas SpA                                               22,509
    2,500       La Rinascente SpA                                         10,794
    1,000       La Rinascente SpA                                          3,301
    8,500       Mediaset SpA                                              71,526
    4,250       Mediobanca SpA                                            45,406
    2,000       Mondadori (Arnoldo) Editore SpA                           14,239
    6,500       Parmalat Finanziaria SpA (a)                              17,333
   14,000       Pirelli SpA                                               38,993
    1,000       Pirelli SpA RISP                                           2,582
    5,000       Riunione Adriatica di Sicurta SpA                         61,461
    9,750       San Paolo -- IMI SpA                                     124,966
    2,500       Snia SpA                                                   4,529
      500       Societa Assicuratrice Industriale SpA                      7,640
      250       Societa Assicuratrice Industriale
                SpA RISP                                                   2,059
   60,000       Telecom Italia Mobile SpA                                305,780
    6,500       Telecom Italia SpA                                        31,035
   26,000       Telecom Italia SpA RISP                                  233,314
    1,024       Tiscali SpA (a)                                            8,660
   35,000       UniCredito Italiano SpA                                  150,223
                                                                       ---------
                                                                       2,374,786
                                                                       ---------

JAPAN -- 22.3%
    3,000       77 Bank, Ltd.                                             16,959
    1,000       ACOM Co., Ltd.                                            88,281
      700       Advantest Corp.                                           60,000
    5,000       Ajinomoto Co., Inc.                                       53,642
    1,000       ALPS Electric Co., Ltd.                                    9,317
    2,000       Amada Co., Ltd.                                           10,119
    1,000       Amano Corp.                                                7,505
      500       Aoyama Trading Co., Ltd.                                   6,719
   20,000       Asahi Bank, Ltd. (The)                                    43,299
    4,000       Asahi Breweries, Ltd.                                     44,870
   10,000       Asahi Chemical Industry, Ltd.                             42,016
    8,000       Asahi Glass Co., Ltd.                                     66,455
      400       Asatsu-Dk, Inc.                                            8,114

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2001 (UNAUDITED)




                                                                         Market
   Shares                                                                Value
   ------                                                                -----
JAPAN - -  (CONTINUED)
   5,000      Ashikaga Bank, Ltd. (a)                                   $  7,617
     300      Autobacs Seven Co., Ltd.                                     8,299
   4,000      Bank of Fukuoka, Ltd. (The)                                 17,961
   8,000      Bank of Yokohama, Ltd. (The)                                32,586
     800      Benesse Corp.                                               25,081
   6,000      Bridgestone Corp.                                           62,783
   6,000      Canon, Inc.                                                242,472
   2,000      Casio Computer Co., Ltd.                                    11,626
      16      Central Japan Railway Co.                                   99,426
   2,000      Chugai Pharmaceutical Co., Ltd.                             30,421
   6,000      Chuo Mitsui Trust and
              Banking Co., Ltd. (The)                                     10,632
   2,000      Citizen Watch Co., Ltd.                                     12,188
   5,000      Cosmo Oil Co., Ltd.                                         12,428
   1,200      Credit Saison Co., Ltd                                      29,154
     500      CSK Corp.                                                   15,555
   5,000      DAI Nippon Printing Co., Ltd.                               61,019
   3,000      Daicel Chemical Industries, Ltd.                            10,488
   5,000      Daiei, Inc. (The) (a)                                        9,502
   1,000      Daifuku Co., Ltd.                                            4,955
   2,000      Daiichi Pharmaceutical Co., Ltd.                            46,265
   2,000      Daikin Industries, Ltd.                                     37,044
   1,000      Daikyo, Inc. (a)                                             1,395
   2,000      Daimaru, Inc. (The)                                          8,387
   6,000      Dainippon Ink & Chemicals, Inc.                             16,838
   1,000      Dainippon Screen MFG. Co., Ltd.                              4,169
   1,000      Daito Trust Construction Co., Ltd.                          16,959
  15,000      Daiwa Bank, Ltd. (The)                                      19,484
   4,000      Daiwa House Industry Co., Ltd.                              31,367
   1,000      Daiwa Kosho Lease Co., Ltd.                                  2,726
   9,000      Daiwa Securities Group, Inc.                                94,174
   3,000      Denki Kagaku Kogyo
              Kabushiki Kaisha                                            10,175
   6,000      Denso Corp.                                                114,500
      28      East Japan Railway Co.                                     161,648
   2,000      Ebara Corp.                                                 16,534
   2,000      Eisai Co., Ltd.                                             44,822
   1,700      FANUC, Ltd.                                                 84,649
     400      Fuji Machine MFG. Co., Ltd.                                  7,329
   4,000      Fuji Photo Film Co., Ltd.                                  172,553
     200      Fuji Soft ABC, Inc.                                         11,755
       3      Fuji Television Network, Inc.                               17,247
   3,000      Fujikura, Ltd.                                              18,282
  14,000      Fujitsu, Ltd.                                              147,055
   5,000      Furukawa Electric Co., Ltd. (The)                           39,891
   4,000      Gunma Bank, Ltd. (The)                                      19,083
   2,000      Gunze, Ltd.                                                  8,034
   1,000      Hankyu Department Stores, Inc.                               5,950
  11,000      Haseko Corp. (a)                                             3,793
     300      Hirose Electric Co., Ltd.                                   22,852
   7,000      Hitachi Zosen Corp. (a)                                      6,623
  24,000      Hitachi, Ltd.                                             $235,736
   5,000      Hokuriku Bank, Ltd. (The) (a)                                9,181
   7,000      Honda Motor Co., Ltd.                                      307,580
   1,000      House Food Corp.                                            10,945
     800      Hoya Corp.                                                  50,675
   2,000      INAX Corp.                                                  13,743
   2,000      Isetan Co., Ltd.                                            21,168
   3,000      Ishihara Sangyo Kaisha, Ltd. (a)                             6,735
   9,000      Ishikawajima-Harima
              Heavy Industries Co., Ltd.                                  22,227
   3,000      Ito-Yokado Co., Ltd.                                       138,315
  10,000      Itochu Corp.                                                40,652
  13,000      Japan Airlines Co., Ltd.                                    41,799
   8,000      Japan Energy Corp.                                          16,935
   3,000      Japan Steel Works, Ltd. (a)                                  4,330
      14      Japan Tobacco, Inc.                                         96,540
   2,000      JGC Corp.                                                   16,678
   6,000      Joyo Bank, Ltd. (The)                                       17,993
   2,000      Jusco Co., Ltd.                                             44,100
     200      Kadokawa Shoten Publishing Co., Ltd.                         3,400
   7,000      Kajima Corp.                                                17,849
   1,000      Kaken Pharmaceutical Co., Ltd.                               8,523
   2,000      Kamigumi Co., Ltd.                                           9,782
   4,000      Kanebo, Ltd. (a)                                            10,456
   3,000      Kaneka Corp.                                                27,158
   7,000      Kansai Electric Power Co. (The)                            118,710
   4,000      Kao Corp.                                                   99,426
     400      Katokichi Co., Ltd.                                          9,462
  10,000      Kawasaki Heavy Industries, Ltd. (a)                         16,518
   4,000      Kawasaki Kisen Kaisha, Ltd.                                  7,601
  24,000      Kawasaki Steel Corp.                                        28,481
   4,000      Keihin Electric Express
              Railway Co., Ltd.                                           17,351
   1,000      Kikkoman Corp.                                               6,655
   2,000      Kinden Corp.                                                12,428
  12,360      Kinki Nippon Railway Co., Ltd.                              49,553
   7,000      Kirin Brewery Co., Ltd.                                     59,551
   1,000      Kokuyo Co., Ltd.                                            10,504
   7,000      Komatsu, Ltd.                                               32,105
   1,000      Komori Corp.                                                13,631
     800      Konami Co., Ltd.                                            36,499
   3,000      Konica Corp.                                                22,034
   1,000      Koyo Seiko Co., Ltd.                                         5,076
  10,000      Kubota Corp.                                                39,770
   3,000      Kuraray Co., Ltd.                                           22,323
   2,000      Kureha Chemical Industry Co., Ltd.                           6,511
   1,000      Kurita Water Industries, Ltd.                               13,759
   1,300      Kyocera Corp.                                              114,661
   1,000      Kyowa EXEO Corp.                                             8,155
   3,000      Kyowa Hakko Kogyo Co., Ltd                                  19,965
   1,000      Maeda Road Construction Co., Ltd.                            4,009
   1,000      Makino Milling Machine Co., Ltd.                             4,258

 STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2001 (UNAUDITED)


                                                                         Market
   Shares                                                                Value
   ------                                                                -----
   JAPAN --  (CONTINUED)
   1,000      Makita Corp.                                              $  6,302
  11,000      Marubeni Corp. (a)                                          21,168
   3,000      Marui Co., Ltd.                                             43,299
  15,000      Matsushita Electric
              Industrial Co., Ltd.                                       234,774
   2,000      Meiji Milk Products Co., Ltd.                                7,938
   3,000      Meiji Seika Kaisha, Ltd.                                    15,972
     300      Meitec Corp.                                                10,031
   3,000      Minebea Co., Ltd.                                           19,749
  16,000      Mitsubishi Chemical Corp.                                   42,849
  11,000      Mitsubishi Corp.                                            88,642
  15,000      Mitsubishi Electric Corp.                                   74,329
   9,000      Mitsubishi Estate Co., Ltd.                                 82,772
   3,000      Mitsubishi Gas Chemical Co., Inc.                           12,051
  24,000      Mitsubishi Heavy Industries, Ltd.                          109,497
   1,000      Mitsubishi Logistics Corp.                                   9,109
   8,000      Mitsubishi Materials Corp.                                  17,127
   2,000      Mitsubishi Paper Mills, Ltd.                                 3,464
   4,000      Mitsubishi Rayon Co., Ltd.                                  14,208
      41      Mitsubishi Tokyo
              Financial Group, Inc.                                      341,906
  11,000      Mitsui & Co., Ltd.                                          74,000
   6,000      Mitsui Engineering &
              Shipbuilding Co., Ltd. (a)                                   9,285
   6,000      Mitsui Fudosan Co., Ltd.                                    64,659
   5,000      Mitsui Marine & Fire
              Insurance Co., Ltd.                                         25,578
   4,000      Mitsui Mining & Smelting Co., Ltd.                          17,672
   3,000      Mitsukoshi, Ltd.                                            12,436
      65      Mizuho Holdings, Inc.                                      302,288
   1,000      Mori Seiki Co., Ltd.                                         8,179
   1,700      Murata Manufacturing Co., Ltd.                             113,001
   2,000      Mycal Corp.                                                  2,181
     400      Namco, Ltd.                                                  7,184
  12,000      NEC Corp.                                                  162,129
   2,000      NGK Insulators, Ltd.                                        17,560
   2,000      NGK Spark Plug Co., Ltd.                                    18,763
     600      Nichiei Co., Ltd.                                            5,244
   2,000      Nichirei Corp.                                               7,649
     400      Nidec Corp.                                                 20,815
   3,000      Nikon Corp.                                                 28,481
   1,000      Nintendo Co., Ltd.                                         182,014
   1,000      Nippon COMSYS Corp.                                         13,551
   8,000      Nippon Express Co., Ltd.                                    36,114
   5,000      Nippon Light Metal Co., Ltd.                                 5,773
   2,000      Nippon Meat Packers, Inc.                                   24,231
  10,000      Nippon Mitsubishi Oil Corp.                                 56,448
   3,000      Nippon Sheet Glass Co., Ltd.                                17,464
   2,000      Nippon Shinpan Co., Ltd.                                     3,977
   1,000      Nippon Shokubai Co., Ltd.                                    4,474
  48,000      Nippon Steel Corp.                                          72,741
   2,000      Nippon Suisan Kaisha, Ltd.                                $  3,865
      91      Nippon Telegraph and
              Telephone Corp.                                            474,279
       7      Nippon Unipac Holding                                       39,289
   9,000      Nippon Yusen Kabushiki Kaisha                               35,649
   2,000      Nishimatsu Construction Co., Ltd.                            7,730
  28,000      Nissan Motor Co., Ltd                                      193,304
   2,000      Nisshin Flour Milling Co., Ltd                              14,882
   2,000      Nisshinbo Industries, Inc.                                  10,327
     900      Nissin Food Products Co., Ltd.                              18,763
   1,200      Nitto Denko Corp.                                           34,639
   2,000      NOF Corp.                                                    4,362
  14,000      Nomura Securities Co., Ltd. (The)                          268,290
   1,000      Noritake Co., Ltd.                                           5,501
   4,000      NSK, Ltd.                                                   17,287
   3,000      NTN Corp.                                                    8,323
   5,000      Obayashi Corp.                                              19,444
   7,000      Oji Paper Co., Ltd                                          34,631
   1,000      Okuma Corp.                                                  2,582
   2,000      Okumura Corp.                                                7,361
   2,000      Olympus Optical Co., Ltd.                                   32,041
   2,000      Omron Corp.                                                 36,162
   1,000      Onward Kashiyama Co., Ltd.                                  10,841
   3,000      Orient Corp. (a)                                             5,581
     700      Oriental Land Co., Ltd.                                     51,974
     600      Orix Corp.                                                  58,357
  17,000      Osaka Gas Co., Ltd                                          54,797
     300      OYO Corp.                                                    4,311
   3,000      Penta-Ocean Construction Co., Ltd.                           4,113
   1,000      Pioneer Corp.                                               30,389
     900      Promise Co., Ltd.                                           74,185
     800      Rohm Co., Ltd.                                             124,315
   1,000      Sanden Corp.                                                 4,009
   3,000      Sankyo Co., Ltd.                                            54,123
     600      Sanrio Co., Ltd.                                             7,890
   2,000      Sanwa Shutter Corp.                                          5,597
  13,000      Sanyo Electric Co., Ltd                                     82,139
   2,000      Sapporo Breweries, Ltd.                                      6,415
   1,500      Secom Co., Ltd.                                             83,710
   1,200      Sega Corp. (a)                                              21,264
   1,000      Seino Transportation Co., Ltd.                               6,503
   2,000      Seiyu, Ltd. (The) (a)                                        5,950
   4,000      Sekisui Chemical Co., Ltd.                                  16,550
   5,000      Sekisui House, Ltd.                                         42,457
   8,000      Sharp Corp.                                                109,048
     400      Shimachu Co., Ltd.                                           5,921
     200      Shimamura Co., Ltd.                                         10,424
   1,000      Shimano, Inc.                                               14,738
   6,000      Shimizu Corp.                                               24,488
   3,000      Shin-Etsu Chem Co., Ltd.                                   110,171
   2,000      Shionogi & Co., Ltd.                                        41,695
   3,000      Shiseido Co., Ltd.                                          28,144

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2001 (UNAUDITED)



                                                                         Market
   Shares                                                                Value
   ------                                                                -----
JAPAN  --  (CONTINUED)
     5,000     Shizuoka Bank, Ltd. (The)                              $   41,935
       200     Sho-Bond Corp.                                              2,240
     8,000     Showa Denko K.K. (a)                                       11,418
     3,000     Showa Shell Sekiyu K.K.                                    17,488
     1,000     Skylark Co., Ltd.                                          28,465
       500     SMC Corp.                                                  53,522
     2,000     Snow Brand Milk Products Co., Ltd.                          6,575
     2,400     Softbank Corp.                                             78,707
     6,500     Sony Corp.                                                427,372
    40,000     Sumitomo Bank, Ltd. (The)                                 330,352
    12,000     Sumitomo Chemical Co., Ltd.                                54,171
     8,000     Sumitomo Corp.                                             55,999
     5,000     Sumitomo Electric Industries, Ltd.                         56,689
     1,000     Sumitomo Forestry Co., Ltd.                                 6,374
     4,000     Sumitomo Heavy Industries, Ltd.                             5,581
     5,000     Sumitomo Marine & Fire
               Insurance Co., Ltd.                                        27,944
    27,000     Sumitomo Metal Industries, Ltd. (a)                        16,237
     4,000     Sumitomo Metal Mining Co., Ltd.                            18,699
     3,000     Sumitomo Osaka Cement Co., Ltd.                             6,254
     7,000     Taiheiyo Cement Corp.                                      14,818
     7,000     Taisei Corp.                                               17,063
     2,000     Taisho Pharmaceutical Co., Ltd.                            37,606
     1,000     Taiyo Yuden Co., Ltd.                                      26,621
     2,000     Takara Shuzo Co., Ltd.                                     26,348
     2,000     Takashimaya Co., Ltd.                                      13,952
     6,000     Takeda Chemical Industries, Ltd.                          279,035
     1,000     Takefuji Corp.                                             90,847
     1,000     Takuma Co., Ltd.                                           10,023
     6,000     Teijin, Ltd.                                               33,725
     2,000     Teikoku Oil Co., Ltd.                                       9,911
     1,500     Terumo Corp.                                               27,543
     6,000     Tobu Railway Co., Ltd.                                     19,196
     2,000     Toda Corp.                                                  6,944
     1,000     Toei Co., Ltd.                                              3,544
       100     Toho Co., Ltd.                                             11,947
     3,600     Tohoku Elecric Power Co., Inc.                             58,742
    11,000     Tokio Marine & Fire
               Insurance Co., Ltd.                                       102,754
     1,000     Tokyo Dome Corp. (a)                                        2,967
     9,600     Tokyo Electric Power Co., Inc. (The)                      248,630
     1,200     Tokyo Electron, Ltd.                                       72,645
    20,000     Tokyo Gas Co., Ltd.                                        60,778
     1,000     Tokyo Style Co., Ltd.                                      11,145
     8,000     Tokyu Corp.                                                43,619
     5,000     Toppan Printing Co., Ltd.                                  51,437
    10,000     Toray Industries, Inc.                                     39,931
    23,000     Toshiba Corp.                                             121,532
     4,000     Tosoh Corp.                                                11,675
     2,000     Tostem Corp.                                               32,875
     3,000     Toto, Ltd.                                                 20,904
     2,000     Toyo Seikan Kaisha, Ltd.                               $   28,641
     5,000     Toyobo Co., Ltd.                                           10,103
    26,100     Toyota Motor Corp.                                        918,722
       200     Trans Cosmos, Inc.                                          8,098
     1,000     Tsubakimoto Chain Co.                                       3,231
     6,000     Ube Industries, Ltd.                                       12,124
         1     UFJ Holdings, Inc.                                          4,950
       500     Uni-Charm Corp.                                            16,197
     1,000     UNY Co., Ltd.                                              10,199
     1,000     Wacoal Corp.                                               10,704
       400     World Co., Ltd.                                            12,829
     1,000     Yakult Honsha Co., Ltd.                                    10,785
     1,000     Yamaha Corp.                                               10,079
     3,000     Yamanouchi Pharmaceutical Co., Ltd.                        84,192
     3,000     Yamato Transport Co., Ltd.                                 62,903
     2,000     Yamazaki Baking Co., Ltd.                                  14,577
     2,000     Yokogawa Electric Corp.                                    17,800
                                                                      ----------
                                                                      13,133,369
                                                                      ----------

NETHERLANDS -- 5.5%
    11,229     ABN AMRO Holding NV                                       210,940
    10,093     Aegon NV                                                  284,101
     2,186     Akzo Nobel NV                                              92,530
     3,113     ASM Lithography Holding NV (a)                             69,811
       762     Buhrmann NV                                                 7,186
     5,461     Elsevier NV                                                67,960
     2,511     Getronics NV                                               10,416
       796     Hagemeyer NV                                               15,330
     3,220     Heineken NV                                               129,837
       209     IHC Caland NV                                              10,527
     7,363     ING Groep NV                                              481,208
       458     KLM Royal Dutch Airlines (a)                                8,065
     9,595     Koniklijke (Royal) Philips
               Electronics NV                                            254,325
     9,200     Koninklijke (Royal) KPN NV                                 52,182
     6,244     Koninklijke Ahold NV                                      195,580
       389     Koninklijke Vopak NV                                        7,986
       644     Oce NV                                                      6,760
     1,151     Qiagen NV (a)                                              25,334
    16,025     Royal Dutch Petroleum Co.                                 922,232
       684     Royal Vendex KBB NV                                         8,686
     3,650     TNT Post Group NV                                          76,168
     4,271     Unilever NV                                               255,990
       794     Vedior NV                                                   7,192
     2,083     Wolters Kluwer NV                                          55,988
                                                                      ----------
                                                                       3,256,334
                                                                      ----------
NEW ZEALAND -- 0.1%
     4,100     Auckland International Airport, Ltd.                        6,261
    15,921     Carter Holt Harvey, Ltd.                                   10,877
     5,700     Contact Energy, Ltd.                                        6,872

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2001 (UNAUDITED)



                                                                         Market
   Shares                                                                Value
   ------                                                                -----
NEW ZEALAND --  (CONTINUED)
   1,158      Fisher & Paykel Industries, Ltd.                          $  5,491
   6,514      Fletcher Building, Ltd.                                      6,204
   8,380      Fletcher Challenge Forests (a)                               1,010
  16,275      Telecom Corp. of New Zealand, Ltd.                          36,822
   2,800      Warehouse Group, Ltd. (The)                                  6,132
                                                                      ----------
                                                                          79,669
                                                                      ----------
NORWAY -- 0.5%
     400      Bergesen d.y. ASA Series A                                   7,284
     200      Bergesen d.y. ASA Series B                                   3,449
   6,205      Den Norsske Bank                                            26,919
     400      Elkem ASA                                                    6,620
     591      Frontline, Ltd.                                             10,129
     900      Kvaerner ASA, Series A (a)                                   6,315
   1,600      Merkantildata ASA (a)                                        2,657
   1,093      Nera ASA                                                     3,302
   2,220      Norsk Hydro ASA                                             94,050
     950      Norske Skogindustrier ASA                                   14,399
     106      Opticom ASA (a)                                              6,745
   1,800      Orkla ASA                                                   32,585
     900      Petroleum Geo-Services ASA (a)                               9,110
     400      SAS Norge ASA, Series B                                      3,663
     600      Schibsted ASA                                                5,945
     500      Smedvig ASA, Series A                                        4,552
     200      Smedvig ASA, Series B                                        1,607
   2,400      Storebrand ASA                                              17,096
     492      Tandberg ASA (a)                                             6,245
   4,196      Telenor ASA                                                 17,304
   1,468      Tomra Systems ASA                                           23,116
                                                                      ----------
                                                                         303,092
                                                                      ----------

PORTUGAL -- 0.5%
  16,983      Banco Comercial Portugues SA                                63,260
   1,428      Banco Espirto Santo SA                                      19,523
   6,160      BPI -- SGPS SA                                              14,289
   2,294      Brisa-Auto Estrada de Portugal SA                           19,420
     960      CIMPOR-Cimentos de Portugal,
               SGPS SA                                                    18,611
  21,905      Electridade de Portugal SA                                  52,294
     929      Jeronimo Martins SGPS SA                                     5,977
   9,191      Portgal Tcom Sgps (a)                                        1,245
   4,215      Portucel-Empresa Produtora
               de Pasta e Papel, SA                                        3,390
   9,191      Portugal Telecom SGPS SA                                    64,114
  19,668      Sonae, S.G.P.S. SA                                          14,319
                                                                      ----------
                                                                         276,442
                                                                      ----------


SINGAPORE -- 0.9%
  13,416      Brierley Investments, Ltd. (a)                            $  3,558
  15,000      Capitaland, Ltd.                                            20,582
   8,000      Chartered Semiconductor
               Manufacturing, Ltd. (a)                                    20,022
   6,000      City Developments, Ltd.                                     23,217
   8,000      Comfort Group, Ltd.                                          2,722
   1,000      Creative Technology, Ltd.                                    8,398
   2,000      Cycle & Carriage, Ltd.                                       3,513
  10,000      DBS Group Holdings, Ltd.                                    73,547
   4,000      First Capital Corp., Ltd.                                    3,227
   2,000      Fraser & Neave, Ltd.                                         8,727
   1,000      Haw Par Corp., Ltd.                                          2,382
   4,000      Hotel Properties, Ltd.                                       3,140
   6,000      Keppel Corp., Ltd.                                          11,921
   9,000      Neptune Orient Lines, Ltd. (a)                               6,916
   3,000      OMNI Industries, Ltd.                                        6,652
  10,000      Oversea-Chinese Banking Corp., Ltd.                         65,314
   1,000      Overseas Union Enterprise, Ltd.                              4,528
   6,000      Parkway Holdings, Ltd.                                       3,096
  12,000      SembCorp Industries, Ltd.                                   10,604
   9,000      Singapore Airlines, Ltd.                                    62,241
   1,000      Singapore Computer Systems, Ltd.                               983
   3,000      Singapore Press Holdings, Ltd.                              32,932
  21,000      Singapore Technologies
               Engineering, Ltd.                                          29,737
  46,000      Singapore Telecommunications, Ltd.                          47,970
   3,000      Straits Trading Co., Ltd. (The)                              2,898
  10,000      United Industrial Corp., Ltd.                                4,665
   8,000      United Overseas Bank, Ltd.                                  50,495
   4,000      United Overseas Land, Ltd.                                   4,106
   2,000      Venture Manufacturing
               (Singapore), Ltd.                                          13,282
   5,000      Wing Tai Holdings, Ltd.                                      2,429
                                                                      ----------
                                                                         533,804
                                                                      ----------

SPAIN -- 2.9%
     453      Acerinox SA                                                 12,579
     490      ACS SA                                                      13,581
   2,337      Altadis SA, Series A                                        33,317
   2,048      Autopistas, Concesionaria
               Espanola SA                                                18,621
     785      Azucarera Ebro Agricolas SA                                  8,812
  23,528      Banco Bilbao Vizcaya Argentaria SA 304,347
  33,244      Banco Santander Central Hispano SA 301,133
     463      Corporacion Mapfre, Compania
               Internacional de Reaseguros SA                              9,677
     386      Cortefiel SA                                                 5,424
   7,795      Empresa Nacional de Electricidad SA                        124,325
     324      Fabrica Espanola de Productos
               Quimicos y Farmaceuticos SA                                 3,843

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2001 (UNAUDITED)



                                                                         Market
   Shares                                                                Value
   ------                                                                -----
SPAIN -- (CONTINUED)
       32      Fabrica Espanola de Productos
                Quimicos y Farmaceuticos SA (a)                        $     379
      884      Fomento de Construcciones y
                Contratas SA                                              16,838
    3,297      Gas Natural SDG SA                                         53,310
    1,405      Grupo Dragados SA                                          17,663
      249      Grupo Empresarial Ence SA                                   3,312
    6,637      Iberdrola SA                                               85,123
      998      Inmobiliaria Urbis SA (a)                                   3,777
      534      Metrovacesa SA                                              7,595
      213      Portland Valderrivas SA                                     4,634
      442      Prosegur, CIA de Seguridad SA                               5,706
    8,988      Repsol YPF SA                                             148,374
    1,140      Sociedad General de Aguas
                de Barcelona                                              15,702
    1,413      Sol Melia SA                                               12,512
   33,239      Telefonica SA                                             409,704
    2,099      TelePizza SA (a)                                            3,909
    2,331      Union Electrica Fenosa SA                                  43,512
      497      Uralita SA                                                  2,588
      950      Vallehermoso SA                                             6,056
      478      Viscofan, Industria Navarra
                De Envolturas Celulosicas SA                               1,902
    1,147      Zardoya Otis SA                                            10,293
    1,629      Zeltia SA                                                  16,576
                                                                      ----------
                                                                       1,705,124
                                                                      ----------
SWEDEN -- 2.2%
    2,600      Assa Abloy AB, Series B                                    37,143
      800      AssiDoman AB                                               16,610
    1,100      Atlas Copco AB, Series A                                   21,777
      600      Atlas Copco AB, Series B                                   11,631
      800      Drott AB, Series B                                          8,342
    2,800      Electrolux AB                                              38,714
    2,000      Gambro AB, Series A                                        12,218
      800      Gambro AB, Series B                                         4,851
    6,300      Hennes & Mauritz AB (H&M),
                Series B                                                 107,942
      542      Modern Times Group MTG AB (a)                              12,199
    1,100      NetCom AB, Series B (a)                                    35,723
   22,500      Nordea AB                                                 128,158
      700      OM Gruppen AB                                               8,875
    2,000      Sandvik AB                                                 40,239
      300      Sapa AB                                                     4,382
    2,800      Securitas AB, Series B                                     49,003
    7,800      Skandia Forsakrings AB                                     71,658
    5,400      Skandinaviska Enskilda Banken (SEB),
                Series A                                                  51,346
    3,600      Skanska AB                                                 34,065


      400      SKF AB, Series A                                        $   5,843
      400      SKF AB, Series B                                            6,302
      800      SSAB Svenskt Stal AB, Series A                              6,908
      200      SSAB Svenskt Stal AB, Series B                              1,654
    1,800      Svenska Cellulosa AB (SCA),
                Series B                                                  38,117
    4,900      Svenska Handelsbanken AB, Series A                         70,000
      600      Svenska Handelsbanken AB, Series B                          8,406
    3,000      Swedish Match AB                                           14,056
   61,100      Telefonaktiebolaget LM Ericsson AB,
                Series B                                                 333,986
   11,400      Telia AB                                                   57,602
    1,000      Trelleborg AB, Series B                                     7,533
    1,100      Volvo AB, Series A                                         16,068
    2,300      Volvo AB, Series B                                         34,442
    3,000      WM-Data AB, Series B                                        8,902
                                                                      ----------
                                                                       1,304,695
                                                                      ----------

SWITZERLAND -- 6.5%
    8,800      ABB, Ltd.                                                 133,174
    1,400      Adecco SA                                                  65,897
      186      Ascom Holding AG                                            8,579
       90      Charles Voegele Holding AG                                 10,015
    2,240      Credit Suisse Group                                       368,275
       10      Forbo Holding AG                                            4,245
       30      Georg Fischer AG                                            7,219
       64      Givaudan AG                                                17,751
      450      HOLCIM, LTD. (A) (REGISTERED)                              22,082
      200      Holcim, Ltd. (a) (Bearer)                                  40,727
       10      Jelmoli Holding AG                                          2,509
      342      Kudelski SA (a)                                            28,732
       30      Kuoni Reisen Holding AG, Series B                          11,617
       43      Logitech International SA (a)                              13,780
       53      Lonza AG                                                   30,933
    2,900      Nestle SA (a)                                             616,350
   21,520      Novartis AG                                               778,853
       25      PubliGoupe SA                                               8,846
    1,200      Roche Holding AG (Bearer)                                  97,810
    5,241      Roche Holding AG NPV                                      377,616
      130      SAirGroup                                                   7,812
        5      Schindler Holding AG                                        5,564
       80      SGS Societe Generale
                de Surveillance Holding SA                                14,466
       30      Sulzer AG                                                   9,547
      100      Swatch Group AG (Registered)                               21,281
       30      Swatch Group AG (Bearer)                                   30,044
      105      Swiss Re                                                  209,842
      540      Swisscom AG                                               128,589
      929      Syngenta AG (a)                                            48,844
    3,307      UBS AG                                                    473,781

   STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2001 (UNAUDITED)


                                                                         Market
   Shares                                                                Value
   ------                                                                -----
SWITZERLAND -- (CONTINUED)
       109       Unaxis Holding AG                                    $   15,343
        40       Valora Holding AG                                         7,099
       621       Zurich Financial Services AG                            211,796
                                                                      ----------
                                                                       3,829,018
                                                                      ----------
UNITED KINGDOM -- 19.2%
     4,142       3i Group PLC                                             62,098
     9,707       Abbey National PLC                                      169,966
     3,353       Airtours PLC                                             13,628
     1,722       AMEC PLC                                                 12,230
     5,118       Amvescap PLC                                             88,895
     6,750       ARM Holdings PLC (a)                                     25,489
    12,051       AstraZeneca Group PLC                                   561,505
     1,859       AWG PLC                                                  15,687
     7,137       BAA PLC                                                  66,247
    20,488       BAE Systems PLC                                          98,113
     3,155       Balfour Beatty PLC                                        8,841
    11,308       Barclays PLC                                            346,698
     1,755       Barratt Developments PLC                                  8,861
     5,983       Bass PLC                                                 62,520
     3,427       BBA Group PLC                                            12,073
       868       Berkeley Group PLC (The)                                  8,771
    23,917       BG Group PLC                                             94,267
     4,312       Blue Circle Industries PLC                               29,852
     3,359       BOC Group PLC                                            49,131
     6,137       Boots Co. PLC                                            51,873
   154,290       BP Amoco PLC                                          1,268,327
     7,384       British Airways PLC                                      35,724
    14,862       British America Tobacco PLC                             112,870
     3,536       British Land Co. PLC (The)                               24,119
    12,608       British Sky Broadcasting PLC (a)                        121,286
    13,419       British Telecom                                          79,264
    44,730       British Telecommunications PLC                          281,200
       807       BTG PLC                                                  13,279
     3,311       Bunzl PLC                                                22,631
    13,871       Cadbury Schweppes PLC                                    93,542
     4,687       Canary Wharf Finance PLC (a)                             36,519
     4,702       Capita Group PLC                                         30,585
     3,505       Caradon PLC                                               7,912
     4,215       Carlton Communications PLC                               19,918
     1,857       Celltech Group PLC (a)                                   31,288
    27,383       Centrica PLC                                             87,517
    15,343       CGNU PLC                                                212,116
     5,654       Chubb PLC                                                13,220
     4,112       CMG PLC                                                  17,985
    15,038       Compass Group PLC                                       120,340
    21,297       Corus Group PLC                                          18,196
     1,443       De La Rue PLC                                            10,675
    23,421       Diageo PLC                                              256,927
    13,066       Dixons Group PLC                                         42,816
       335       Eidos (a)                                                   419
     1,005       Eidos PLC (a)                                        $    3,491
     2,962       Electrocomponents PLC                                    22,412
     5,381       EMI Group PLC                                            30,423
     2,028       Exel PLC                                                 21,662
     3,925       FKI PLC                                                  15,511
     2,782       George Wimpey PLC                                         7,483
     4,927       GKN PLC                                                  47,258
    42,433       GlaxoSmithKline PLC                                   1,193,556
    18,890       Granada Compass PLC                                      39,651
     1,607       Great Portland Estates PLC                                6,396
     6,864       Great Universal Stores PLC (The)                         58,742
    15,332       Halifax Group PLC                                       177,247
     1,919       Hammerson PLC                                            12,955
     5,016       Hanson PLC                                               36,930
    11,805       Hays PLC                                                 30,424
    10,266       Hilton Group PLC                                         34,507
    63,238       HSBC Holdings PLC                                       749,302
     2,781       IMI PLC                                                   8,800
     4,967       Imperial Chemical Industries PLC                         29,130
     7,624       International Power PLC                                  32,140
    23,883       Invensys PLC                                             45,345
    13,147       J Sainsbury PLC                                          81,957
     1,513       Johnson Matthey PLC                                      22,811
     6,995       Kidde PLC                                                 8,018
     9,524       Kingfisher PLC                                           51,536
     3,573       Land Securities PLC                                      43,919
    24,075       Lattice Group PLC                                        53,751
    35,109       Legal & General Group PLC                                79,621
    37,573       Lloyds TSB Group PLC                                    375,976
     3,016       Logica PLC                                               36,606
     1,274       London Bridge Software
                   Holdings PLC                                            2,688
    18,973       Marconi PLC                                              67,510
    19,561       Marks & Spencer PLC                                      72,078
     3,938       Misys PLC                                                27,526
    10,131       National Grid Group PLC                                  74,661
     4,337       Nycomed Amersham PLC                                     31,413
     5,003       P & O Princess Cruises PLC                               26,034
     1,755       Pace Micro Technology PLC                                 9,429
     5,441       Pearson PLC                                              89,684
     4,636       Peninsular & Oriental Sream
                  Navigation Co.                                          17,343
     8,583       Pilkington PLC                                           12,131
     1,694       Provident Financial PLC                                  17,713
    13,514       Prudential PLC                                          163,642
     3,096       Psion PLC                                                 3,919
     3,517       Railtrack Group PLC                                      16,521
     4,123       Rank Group PLC                                           12,525
     8,604       Reed International PLC                                   76,234
    14,269       Rentokil Initial PLC                                     48,364
     9,745       Reuters Group PLC                                       126,501

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)


                                                                        Market
   Shares                                                               Value
   ------                                                               -----
   UNITED KINGDOM --  (CONTINUED)
      3,115       Rexam PLC                                         $    13,537
      7,402       Rio Tinto PLC                                         131,376
      1,803       RMC Group PLC                                          17,370
     18,270       Royal Bank of Scotland Group PLC                      402,640
      8,653       Sage Group PLC (The)                                   30,911
      2,042       Schroders PLC                                          23,477
     12,613       ScottishPower PLC                                      92,775
      2,824       Slough Estates PLC                                     13,682
      6,634       Smith & Nephew PLC                                     34,428
      3,780       Smiths Group PLC                                       43,859
      1,525       SSL International PLC                                  10,724
     10,430       Stagecoach Holdings PLC                                11,552
      3,287       Tate & Lyle PLC                                        12,944
      2,879       Taylor Woodrow PLC                                      7,896
     46,963       Tesco PLC                                             169,415
     19,867       Unilever PLC                                          167,366
      3,772       United Utilities PLC                                   35,729
    448,723       Vodafone Group PLC                                    993,958
      4,153       Wolseley PLC                                           31,015
      7,537       WPP Group PLC                                          74,200
                                                                     ----------
                                                                     11,317,750
                                                                     ----------

TOTAL COMMON STOCKS
                  (Cost $ 62,297,383)                                54,186,163
                                                                     ----------

PREFERRED STOCKS -- 0.3%
AUSTRALIA -- 0.2%
     12,615       News Corp., Ltd. (The)                                101,083

FRANCE -- 0.0%
        123       Etablissements Economiques
                  du Casino Guichard-Perrachon SA                         7,081

GERMANY -- 0.1%
         52       Boss Hugo AG                                           14,505
        400       Dyckerhoff AG                                           7,419
        800       Volkswagen AG                                          24,381
                                                                     ----------
                                                                         46,305
                                                                     ----------

TOTAL PREFERRED STOCKS
                  (Cost $149,374)                                       154,469
                                                                     ----------


WARRANTS -- 0.0%
FRANCE -- 0.0
  65           Casino Guichard Perrach (a)                                 $327

HONG KONG -- 0.0%
1,000         QPL International Holdings, Ltd. (a)                           80
                                                                     ----------

TOTAL WARRANTS
(Cost $916)                                                                 407
                                                                     ----------


REPURCHASE AGREEMENT -- 22.0%
$12,931,000  State Street Bank and Trust Co.
             3.80%, due 07/02/01 (b)
(Cost $12,931,000)                                                   12,931,000
                                                                     ----------

SHORT TERM INVESTMENTS -- 25.5%
2,569,394    AIM Short Term Investment
             Prime Portfolio                                          2,569,394
2,813,375    Money Market Obligations
             Trust                                                    2,813,375
9,627,515    State Street Navigator Securities
             Lending Prime Portfolio (c)                              9,627,515
                                                                     ----------


TOTAL SHORT TERM INVESTMENTS
(Cost $15,010,284)                                                   15,010,284
                                                                     ----------

TOTAL INVESTMENTS --  139.8%
(Cost $90,388,957)                                                   82,282,323
                                                                     ----------
OTHER ASSETS AND
LIABILITIES (NET) -- (39.8)%                                        (23,406,871)
                                                                     ----------
NET ASSETS --  100.0%                                               $58,875,452
                                                                     ==========



(a)  Non-income producing security.

(b) 06/29/01 Repurchase agreement collateralized by $12,655,000 Federal National Mortgage Association Bond, 6.375%, due 01/16/02, with a value of $13,191,395.

(c) Security represents investment made with cash collateral received from securities loaned.

Abbreviations
NPV - No Par Value

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2001 (UNAUDITED)


SCHEDULE OF FUTURES CONTRACTS

                                                                    Unrealized
                                                    Number of      Appreciation
                                                    Contracts     (Depreciation)
                                                    ---------     --------------
Australian Share Price Index Futures
  Expiration date 09/2001                             9                $  2,401
IBEX 35 Index Futures
  Expiration date 07/2001                             1                  (5,621)
CAC 40 Euro Futures
  Expiration date 09/2001                            10                   7,048
Hang Seng Index Futures
  Expiration 07/2001                                  2                    (795)
MIB 30 Index Futures
  Expiration 09/2001                                  1                  (4,385)
Nikkei 300 Futures Index
  Expiration 09/2001                                 41                  (5,220)
Financial Times Stock Exchange
  100 Index Futures
  Expiration 09/2001                                 15                 (53,006)
                                                                       --------

Total unrealized depreciation on
  Open futures contracts purchased                                     $(59,578)
                                                                       ========



TOP TEN INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:

  Drugs & Healthcare               9.2%
  Finance                          8.7%
  Banks                            7.8%
  Telecommunications               6.8%
  Oil & Gas                        6.6%
  Utilities                        5.6%
  Insurance                        5.4%
  Electronics                      5.3%
  Food & Beverages                 5.1%
  Automobiles                      3.6%





                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)


ASSETS
Investments at market (identified cost $90,388,957)                 $ 82,282,323
Cash                                                                     353,490
Foreign currency at market (cost $547,339)                               531,530
Receivables:
   Investments sold                                                       37,295
   Dividends and interest                                                 50,540
   Margin variation                                                       20,159
                                                                    ------------

      Total assets                                                    83,275,337

LIABILITIES
Unrealized depreciation on forward currency exchange contracts            69,162
Payables:
   Investments purchased                                                   3,181
   Management fees (Note 4)                                                7,244
   Upon return of securities loaned                                    9,627,515
   Sub-custodian bank                                                 14,692,783
                                                                    ------------

      Total liabilities                                               24,399,885
                                                                    ------------

NET ASSETS                                                          $ 58,875,452
                                                                    ============

COMPOSITION OF NET ASSETS
Paid-in capital                                                     $ 67,010,235
Net unrealized depreciation on investments, foreign
   currency, forward currency exchange rate and futures contracts     (8,134,783)
                                                                    ------------

NET ASSETS                                                          $ 58,875,452
                                                                    ============





                       See notes to financial statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)



INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $158,473)                  $    616,236
   Interest                                                                     97,424
                                                                           -----------

      Total Investment Income                                                  713,660

EXPENSES
   Management fees (Note 4)                                $     50,437
                                                           ------------

      Total Expenses                                                            50,437
                                                                           -----------

NET INVESTMENT INCOME                                                          663,223
                                                                           -----------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
   Investments and foreign currency transactions               (832,203)
   Futures contracts                                           (332,614)
                                                            -----------
                                                                            (1,164,817)
Net change in unrealized depreciation on:
   Investments and foreign currency transactions            (10,513,769)
   Futures contracts                                            (11,535)
                                                           ------------
                                                                           (10,525,304)
                                                                           ------------

Net realized and unrealized gain                                           (11,690,121)
                                                                           -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(11,026,898)
                                                                           ===========



                      See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS


                                                         For the Six
                                                         Months Ended    For the Period
                                                         June 30, 2001       Ended
                                                         (Unaudited)    December 31, 2000*
                                                         -----------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                 $    663,223    $     91,845
   Net realized loss                                       (1,164,817)       (336,836)
   Net change in unrealized appreciation (deprecation)    (10,525,304)        936,550
                                                         ------------    ------------


      Net increase (decrease) in net assets resulting
      from operations                                     (11,026,898)        691,559
                                                         ------------    ------------

CAPITAL TRANSACTIONS
   Proceeds from contributions                             28,672,979      97,123,134
   Fair value of withdrawals                              (46,390,437)    (10,194,885)
                                                         ------------    ------------

      Net increase (decrease) in net assets
      from capital transactions                           (17,717,458)     86,928,249
                                                         ------------    ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS               (28,744,356)     87,619,808

NET ASSETS
Beginning of period                                        87,619,808            --
                                                         ------------    ------------
End of period                                            $ 58,875,452    $ 87,619,808
                                                         ============    ============

* The Portfolio commenced operations on November 13, 2000.


                      See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

Financial Highlights


The following table includes selected supplemental data and ratios to average net assets:

                                                         For the Six
                                                         Months Ended    For the Period
                                                         June 30, 2001       Ended
                                                         (Unaudited)    December 31, 2000*
                                                         -----------    ------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)               $   58,875        $   87,620

   Ratios to average net assets:
      Operating expenses **                                     0.15%             0.15%
      Net investment income **                                  1.97%             0.81%

   Portfolio turnover rate***                                      4%                8%

   Total return ***                                           (14.87)%            0.80%

*      The Portfolio commenced operations on November 13, 2000.
**    Annualized
***  Not Annualized


                       See Notes to Financial Statements.

STATE STREET MSCI EAFE(R) INDEX(R) PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)



1. ORGANIZATION
State Street Master Funds (the "Trust") is a registered and diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust is comprised of five investment portfolios. Information presented in these financial statements pertains only to the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). At June 30, 2001, only the State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2. SIGNIFICANT ACCOUNTING POLICIES
The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each investor's average net assets.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Trust does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

STATE STREET MSCI EAFE(R) INDEX(R) PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. It is intended that the Portfolio's assets will be managed so that an investor in the Portfolio can satisfy the requirements of sub-chapter M of the Internal Revenue Code.

FUTURES: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At June 30, 2001, the following forward foreign currency exchange contracts were open:

                                                                            Local       Aggregate                       Unrealized
                                              Trade     Settlement        Currency        Face           Total         Appreciation
Currency                                       Date        Date            Amount        Amount          Value        (Depreciation)
--------                                       ----        ----            ------        ------          -----        --------------

Australian Dollar (Buy)                       05/17/01    08/22/01         704,000   $    371,430     $    358,478     $    (12,952)
Euro (Buy)                                    05/17/01    08/22/01         724,000         638,351         612,966          (25,385)
Euro (Buy)                                    05/18/01    08/22/01         855,000         749,151         723,875          (25,276)
Euro (Sell)                                   05/21/00    08/22/01         935,000         818,312         791,606           26,706
British Ponds (Buy)                           05/17/01    08/22/01         869,000       1,241,106       1,221,364          (19,742)
British Pounds (Buy)                          05/18/01    08/22/01         280,000         399,560         393,535           (6,025)
British Pounds (Sell)                         05/21/01    08/22/01         314,000         450,496         441,321            9,175
Hong Kong Dollar (Buy)                        05/17/01    08/22/01       1,786,000         228,916         229,021              105
Japanese Yen (Buy)                            05/17/01    08/22/01     114,042,000         938,849         919,807          (19,042)
Japanese Yen (Buy)                            05/18/01    08/22/01      57,364,000         469,389         462,670           (6,719)
Japanese Yen (Sell)                           05/21/01    08/22/01      58,893,000         484,995         475,002            9,993
                                                                                                                       ------------
                                                                                                                       $    (69,162)
                                                                                                                       ============

STATE STREET MSCI EAFE(R) INDEX(R) PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

SECURITIES LENDING: The Portfolio entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

The primary risk associated with securities lending is if the borrower defaults on it obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2001, the value of the securities loaned amounted to $9,324,454. The loans were collateralized with cash of $9,627,515, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio, a related party investment.

3. SECURITIES TRANSACTIONS
For the period ended June 30, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $2,863,967 and $21,431,698, respectively. The aggregate gross unrealized appreciation and depreciation were $3,677,924 and $11,784,559, respectively as of June 30, 2001.


4. RELATED PARTY FEES AND TRANSACTIONS
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA") under which SSgA, as the investment adviser, directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for these services and for the assumption of ordinary operating expenses of the Portfolio, SSgA receives a management fee, calculated daily, at the annual rate of 0.15% of the Portfolio's average daily net assets.






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